UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Nasdaq Bank ETF
FTXO | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Bank ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Bank ETF	$64	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.70% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark BanksTM Index, which returned 18.80% for the same Period.
During the Period, the Fund allocated investments between two sub industries. Diversified Banks received a weight of 54.9% and contributed 8.4% to the Fund’s overall return while Regional Banks received a weight of 44.9% and contributed 7.0% to the Fund’s overall return.
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Bank ETF	14.70%	17.37%	7.72%
Nasdaq US Smart BanksTM Index	15.37%	18.16%	8.43%
Nasdaq US Benchmark BanksTM Index	18.80%	19.33%	11.59%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%
Visit www.ftportfolios.com/etf/FTXO for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$224,648,670
Total number of portfolio holdings	51
Total advisory fee paid	$859,178
Portfolio turnover rate	24%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	8.0%
Wells Fargo & Co.	7.9%
Bank of America Corp.	7.8%
U.S. Bancorp	7.8%
Citigroup, Inc.	7.7%
M&T Bank Corp.	4.0%
PNC Financial Services Group (The), Inc.	4.0%
First Citizens BancShares, Inc., Class A	3.9%
Citizens Financial Group, Inc.	3.9%
Huntington Bancshares, Inc.	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart BanksTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Food & Beverage ETF
FTXG | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Food & Beverage ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Food & Beverage ETF	$59	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.38% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark Food, Beverage, and TobaccoTM Index, which returned 9.46% for the same Period.
During the Period, investments in the Food Products industry received the greatest average weight in the Fund of 58.2% and contributed -2.7% to the Fund’s overall return, which was the most negative return contribution of any industry. With an average weight of 2.5%, the greatest return contribution of 0.5% came from a single investment, US Foods Holding Corp., in the Consumer Staples Distribution & Retail industry, the only investment in that industry.
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Food & Beverage ETF	-2.38%	8.95%	3.97%
Nasdaq US Smart Food & BeverageTM Index	-1.80%	9.63%	4.62%
Nasdaq US Benchmark Food, Beverage and TobaccoTM Index	9.46%	11.90%	7.64%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%
Visit www.ftportfolios.com/etf/FTXG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$25,987,214
Total number of portfolio holdings	31
Total advisory fee paid	$209,445
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mondelez International, Inc., Class A	8.3%
Coca-Cola (The) Co.	7.9%
PepsiCo, Inc.	7.7%
Kraft Heinz (The) Co.	7.4%
General Mills, Inc.	6.3%
Constellation Brands, Inc., Class A	4.1%
Tyson Foods, Inc., Class A	4.1%
Keurig Dr Pepper, Inc.	4.0%
Archer-Daniels-Midland Co.	4.0%
Monster Beverage Corp.	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart Food & BeverageTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Oil & Gas ETF
FTXN | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Oil & Gas ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Oil & Gas ETF	$59	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -3.88% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark EnergyTM Index, which returned 1.33% for the same Period.
During the Period, investments in the Oil & Gas Exploration & Production sub-industry received the greatest allocation in the Fund with an average weight of 35.5% and contributed -3.9% to the Fund’s overall return. With a weight of 18.4%, the greatest contribution to the Fund’s return of 7.6% came from the Oil & Gas Storage & Transportation sub-industry. The most negative contribution to the Fund’s return of -4.9% came from the Oil & Gas Refining & Marketing sub-industry, which received a weight of 15.4%.
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Oil & Gas ETF	-3.88%	33.27%	7.38%
Nasdaq US Smart Oil & GasTM Index	-3.33%	34.17%	8.07%
Nasdaq US Benchmark EnergyTM Index	1.33%	31.27%	7.81%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%
Visit www.ftportfolios.com/etf/FTXN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$157,318,322
Total number of portfolio holdings	43
Total advisory fee paid	$1,112,949
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp.	8.2%
ConocoPhillips	8.2%
Chevron Corp.	8.1%
EOG Resources, Inc.	7.8%
Occidental Petroleum Corp.	7.4%
Kinder Morgan, Inc.	4.0%
Devon Energy Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Schlumberger N.V.	3.9%
Cheniere Energy, Inc.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart Oil & GasTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Pharmaceuticals ETF
FTXH | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Pharmaceuticals ETF	$60	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.04% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark PharmaceuticalsTM Index, which returned 5.76% for the same Period.
During the Period, the Fund allocated over 90% of its assets across two industries: Biotechnology and Pharmaceuticals. The Pharmaceuticals industry carried an average weight of 49.6% and contributed -1.4% to the Fund’s overall return while the allocation to Biotechnology was 42.6% and these investments earned a return of 3.3% for the Fund during the Period, the greatest of any industry. Investments in the Life Sciences Tools & Services industry were the greatest drag to the Fund’s return with a contribution of -1.9%.
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Pharmaceuticals ETF	0.04%	8.68%	5.06%
Nasdaq US Smart PharmaceuticalsTM Index	0.68%	9.36%	5.75%
Nasdaq US Benchmark PharmaceuticalsTM Index	5.76%	16.28%	12.27%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%
Visit www.ftportfolios.com/etf/FTXH for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$15,143,101
Total number of portfolio holdings	51
Total advisory fee paid	$105,083
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bristol-Myers Squibb Co.	7.6%
Johnson & Johnson	7.5%
AbbVie, Inc.	7.5%
Merck & Co., Inc.	7.3%
Pfizer, Inc.	7.2%
Amgen, Inc.	3.8%
Zoetis, Inc.	3.7%
Gilead Sciences, Inc.	3.7%
Biogen, Inc.	3.6%
United Therapeutics Corp.	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXH to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart PharmaceuticalsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Semiconductor ETF
FTXL | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Semiconductor ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Semiconductor ETF	$55	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -16.07% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Benchmark SemiconductorsTM Index, which returned 7.33% for the same Period.
During the Period, investments in the Semiconductors sub-industry received the greatest average weight in the Fund of 72.1% and contributed -9.4% to the Fund’s overall return, which was the most negative return contribution of any industry. With an average weight of 23.7%, investments in the Semiconductor Materials and Equipment sub-industry contributed -6.1% to the Fund’s overall return. No industry had a material positive contribution to the Fund’s total return during the Period.
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Semiconductor ETF	-16.07%	18.73%	17.68%
Nasdaq US Smart SemiconductorTM Index	-15.59%	19.49%	18.43%
Nasdaq US Benchmark SemiconductorsTM Index	7.33%	36.92%	28.60%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%
Visit www.ftportfolios.com/etf/FTXL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$234,633,717
Total number of portfolio holdings	31
Total advisory fee paid	$6,734,366
Portfolio turnover rate	19%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
QUALCOMM, Inc.	8.5%
Micron Technology, Inc.	8.1%
Applied Materials, Inc.	8.0%
NVIDIA Corp.	7.6%
Broadcom, Inc.	7.3%
Advanced Micro Devices, Inc.	4.5%
Skyworks Solutions, Inc.	4.2%
KLA Corp.	4.2%
Intel Corp.	4.2%
Avnet, Inc.	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart SemiconductorTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Nasdaq Transportation ETF
FTXR | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Nasdaq Transportation ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Transportation ETF	$58	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -5.79% during the 12 months ended March 31, 2025. The Fund outperformed its benchmark, the Nasdaq US Benchmark Industrial TransportationTM Index, which returned -11.21% for the same Period.
During the Period, investments in the Automobiles industry received the greatest average weight in the Fund of 24.7% and contributed 1.8% to the Fund’s overall return, the greatest contribution of any industry. The most negative contribution to the Fund’s return of -2.7% came from investments in the Air Freight & Logistics industry, which received a weight of 14.5%.
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Transportation ETF	-5.79%	16.19%	6.29%
Nasdaq US Smart TransportationTM Index	-5.28%	16.69%	6.81%
Nasdaq US Benchmark Industrial TransportationTM Index	-11.21%	15.26%	12.03%
Nasdaq US BenchmarkTM Index	7.45%	18.24%	13.39%
Visit www.ftportfolios.com/etf/FTXR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$28,248,409
Total number of portfolio holdings	40
Total advisory fee paid	$207,927
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Ford Motor Co.	9.2%
General Motors Co.	8.4%
United Parcel Service, Inc., Class B	8.1%
Tesla, Inc.	7.7%
United Airlines Holdings, Inc.	6.4%
United Rentals, Inc.	4.3%
Norfolk Southern Corp.	4.2%
Union Pacific Corp.	4.2%
FedEx Corp.	4.0%
CSX Corp.	4.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTXR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Smart TransportationTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust S-Network E-Commerce ETF
ISHP | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust S-Network E-Commerce ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ISHP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network E-Commerce ETF	$67	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.82% during the 12 months ended March 31, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 7.21% for the same Period.
During the Period, investments in the Consumer Discretionary sector received the greatest average weight in the Fund of 39.4% and contributed 11.4% to the Fund’s overall return, which was the greatest return contribution of any sector. No sector had negative performance during the Period. The Fund’s currency exposure contributed 0.3% to overall Fund performance.
FUND PERFORMANCE (September 20, 2016 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (9/20/16)
First Trust S-Network E-Commerce ETF	22.82%	16.00%	8.44%
S-Network Global E-Commerce IndexTM(1) (2)	19.58%	N/A	N/A
MSCI ACWI Index	7.21%	15.18%	10.39%
(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/ISHP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$7,248,204
Total number of portfolio holdings	61
Total advisory fee paid	$31,179
Portfolio turnover rate	41%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	2.6%
Kuaishou Technology	2.2%
Prosus N.V.	2.1%
Naspers Ltd., Class N	2.1%
LY Corp.	2.1%
Next PLC	2.0%
DHL Group	2.0%
KE Holdings, Inc., ADR	2.0%
JD.com, Inc., ADR	1.9%
PDD Holdings, Inc., ADR	1.9%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/ISHP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended March 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ISHP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Global E-Commerce IndexTM (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

Emerging Markets Equity Select ETF
RNEM | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the Emerging Markets Equity Select ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Select ETF	$77	0.76%(1)
(1)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.80% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Nasdaq Emerging Large Mid CapTM Index, which returned 13.56% for the same Period.
During the Period, investments in India received the greatest allocation of any country, with an average weight of 35.5% and contributed 0.8% to the Fund’s return. With a weight of 12.4%, investments in China contributed 3.9% to the Fund’s overall return, which was the greatest return contribution of any country. The greatest negative contribution to the Fund’s return of -1.5% came from investments in Mexico which received a weight of 5.7%. The Fund’s currency exposure contributed -3.5% to overall Fund performance during the Period.
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
Emerging Markets Equity Select ETF	2.80%	9.50%	3.42%
Nasdaq Riskalyze Emerging MarketsTM Index	4.52%	11.89%	5.50%
MSCI Emerging Markets Index	8.39%	7.94%	3.63%
Nasdaq Emerging Large Mid CapTM Index	13.56%	10.38%	5.24%
Visit www.ftportfolios.com/etf/RNEM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$18,026,470
Total number of portfolio holdings	267
Total advisory fee paid	$136,439
Portfolio turnover rate	60%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kotak Mahindra Bank Ltd.	3.7%
Tencent Holdings Ltd.	3.6%
ICICI Bank Ltd.	3.3%
HDFC Bank Ltd.	3.3%
Bajaj Finserv Ltd.	3.2%
Reliance Industries Ltd.	2.7%
Tata Consultancy Services Ltd.	2.2%
Infosys Ltd.	2.2%
Asian Paints Ltd.	2.2%
Bharti Airtel Ltd.	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RNEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq Riskalyze Emerging MarketsTM Index is a trademark or service mark of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and has been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. Nasdaq Riskalyze Emerging MarketsTM Index (“Riskalyze Index”) is a product of Nitrogen Wealth. RISKALYZE® and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

First Trust S&P 500 Diversified
Dividend Aristocrats ETF
KNGZ | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNGZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Dividend Aristocrats ETF	$51	0.50%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.32% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 8.25% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector in the Fund with a 31.5% weight and contributed 1.1% to the Fund’s return. With a weight of 5.9%, investments in the Consumer Staples sector contributed 1.1% to the Fund’s overall return, which was the greatest return contribution of any sector. With a weight of 9.0%, investments in the Communication Services sector contributed -0.1% to the Fund’s return, which was the most negative return contribution of any sector during the Period.
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust S&P 500 Diversified Dividend Aristocrats ETF	4.32%	15.97%	9.39%
S&P 500® Sector-Neutral Dividend Aristocrats Index(1) (2)	4.84%	N/A	N/A
Nasdaq Riskalyze US Large Cap Select DividendTM Index	3.66%	17.19%	10.33%
Nasdaq US 500 Large CapTM Index	8.37%	18.43%	13.24%
S&P 500® Index	8.25%	18.59%	13.23%
(1)
On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/KNGZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$48,258,648
Total number of portfolio holdings	100
Total advisory fee paid	$202,204
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Verizon Communications, Inc.	4.2%
International Business Machines Corp.	4.0%
HP, Inc.	3.5%
Texas Instruments, Inc.	3.3%
Microchip Technology, Inc.	3.2%
Hasbro, Inc.	2.4%
Interpublic Group of (The) Cos., Inc.	2.4%
Corning, Inc.	2.3%
QUALCOMM, Inc.	2.3%
CVS Health Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/KNGZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust SMID Capital Strength ETF
FSCS | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust SMID Capital Strength ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Capital Strength ETF	$62	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.07% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 7.22% for the same Period.
On June 7, 2024, the Fund changed its name and ticker from Mid Cap US Equity Select ETF (“RNMC”) to FSCS. The performance covered by this report includes the period of time from the beginning of April 2024 until the Fund conversion and, thus, Fund performance and allocations are impacted by RNMC’s holdings, accordingly.
During the reporting period, investments in the Industrials sector received the greatest allocation of any sector in the Fund with a 27.9% weight. With a weight of 27.6%, investments in the Financials sector contributed 5.3% to the Fund’s return, which was the greatest return contribution of any sector. With a weight of 2.8%, investments in the Energy sector contributed -0.8% to the Fund’s return, which was the most negative return contribution of any sector during the Period.
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust SMID Capital Strength ETF	5.07%	18.52%	9.01%
The SMID Capital Strength Index(1) (2)	N/A	N/A	N/A
Nasdaq Riskalyze US Mid CapTM Index	-3.81%	17.07%	8.37%
Russell 2500TM Index	-3.11%	14.91%	7.82%
Russell 3000® Index	7.22%	18.18%	12.55%
(1)
On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FSCS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$25,892,016
Total number of portfolio holdings	101
Total advisory fee paid	$124,565
Portfolio turnover rate	169%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
InterDigital, Inc.	1.3%
W.R. Berkley Corp.	1.3%
Skyward Specialty Insurance Group, Inc.	1.2%
Cboe Global Markets, Inc.	1.2%
McCormick & Co., Inc.	1.2%
Genpact Ltd.	1.2%
Rollins, Inc.	1.2%
Chemed Corp.	1.2%
Casey’s General Stores, Inc.	1.2%
Laureate Education, Inc.	1.1%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSCS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Capital Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.
During the fiscal year ended March 31, 2025, the Fund’s name changed to First Trust SMID Capital Strength ETF and its ticker symbol changed to FSCS.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The SMID Capital Strength Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust SMID Growth Strength ETF
FSGS | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust SMID Growth Strength ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Growth Strength ETF	$59	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.92% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 7.22% for the same Period.
On December 3, 2024, the Fund changed its name and ticker from Small Cap US Equity Select ETF (“RNSC”) to FSGS. The performance covered by this report includes the period of time from the beginning of April 2024 until the Fund conversion and, thus, Fund performance and allocations are impacted by RNSC’s holdings, accordingly.
During the reporting period, investments in the Industrials sector received the greatest allocation of any sector in the Fund with a 19.4% weight and contributed -2.6% to the Fund’s return. With a weight of 18.0%, investments in the Financials sector contributed 4.3% to the Fund’s overall return, which was the greatest return contribution of any sector. With a weight of 12.0%, investments in the Information Technology sector contributed
-3.0% to the Fund’s return, which was the most negative return contribution of any sector during the Period.
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust SMID Growth Strength ETF	-2.92%	15.30%	6.34%
The SMID Growth Strength Index(1) (2)	N/A	N/A	N/A
Nasdaq Riskalyze US Small CapTM Index	-3.64%	15.76%	6.85%
Russell 3000® Index	7.22%	18.18%	12.55%
S&P 1000® Index	-2.92%	16.36%	8.11%
(1)
On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/FSGS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$27,392,769
Total number of portfolio holdings	101
Total advisory fee paid	$167,907
Portfolio turnover rate	172%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
DNOW, Inc.	1.4%
HCI Group, Inc.	1.4%
W.R. Berkley Corp.	1.3%
Halozyme Therapeutics, Inc.	1.3%
Mercury General Corp.	1.3%
Alkermes PLC	1.3%
Rollins, Inc.	1.3%
Casey’s General Stores, Inc.	1.2%
Stride, Inc.	1.2%
Cavco Industries, Inc.	1.2%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSGS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended March 31, 2025, the Fund revised its investment objective to track a new equity index called The SMID Growth Strength Index. The Fund’s principal investment strategies and principal risks were revised accordingly.
During the fiscal year ended March 31, 2025, the Fund’s name changed to First Trust SMID Growth Strength ETF and its ticker symbol changed to FSGS.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSGS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The SMID Growth Strength Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust S-Network Streaming
& Gaming ETF
BNGE | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust S-Network Streaming & Gaming ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BNGE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Streaming & Gaming ETF	$76	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.05% during the 12 months ended March 31, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 7.21% for the same Period.
During the Period, investments in the United States received the greatest allocation with a 46.8% weight and contributed 2.7% to the Fund’s overall return. Investments in the Cayman Islands received a weight of 19.5% and contributed 5.4% to the Fund’s overall return, which was the greatest return contribution of any country. With a weight of 3.3%, investments in Sweden contributed -1.2% to the Fund’s overall return, which was the most negative return contribution of any country. The Fund’s currency exposure contributed -0.1% to the Fund’s overall performance during the Period.
FUND PERFORMANCE (January 25, 2022 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	Since Inception (1/25/22)
First Trust S-Network Streaming & Gaming ETF	16.05%	6.30%
S-Network Streaming & Gaming Index	16.60%	7.23%
MSCI ACWI Index	7.21%	7.17%
Visit www.ftportfolios.com/etf/BNGE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$4,393,059
Total number of portfolio holdings	45
Total advisory fee paid	$32,645
Portfolio turnover rate	31%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	5.6%
Sony Group Corp.	5.2%
Nintendo Co., Ltd.	5.0%
Spotify Technology S.A.	4.9%
Take-Two Interactive Software, Inc.	4.8%
NetEase, Inc., ADR	4.7%
JOYY, Inc., ADR	4.6%
Netflix, Inc.	4.5%
Warner Bros. Discovery, Inc.	4.4%
Electronic Arts, Inc.	4.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BNGE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Streaming & Gaming Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust Bloomberg Shareholder
Yield ETF
SHRY | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Bloomberg Shareholder Yield ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SHRY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Shareholder Yield ETF	$62	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.09% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 8.25% for the same Period.
During the Period, investments in the Financials sector received the greatest average weight in the Fund of 24.6% and contributed 4.5% to the Fund’s overall return, which was the greatest return contribution of any sector. With an average weight of 4.1%, investments in the Materials sector contributed -1.8% to the Fund’s return, which was the most negative return contribution of any sector during the Period.
FUND PERFORMANCE (June 20, 2017 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	5 Year	Since Inception (6/20/17)
First Trust Bloomberg Shareholder Yield ETF	8.09%	18.31%	11.35%
Bloomberg Shareholder Yield Index(1) (2)	8.74%	N/A	N/A
Nasdaq Riskalyze US Large CapTM Index	1.41%	17.23%	10.93%
S&P 500® Index	8.25%	18.59%	13.23%
(1)
On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/SHRY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$18,242,596
Total number of portfolio holdings	51
Total advisory fee paid	$118,508
Portfolio turnover rate	153%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Altria Group, Inc.	5.6%
Principal Financial Group, Inc.	5.3%
CF Industries Holdings, Inc.	4.5%
Cigna Group (The)	4.2%
Charter Communications, Inc., Class A	3.8%
EOG Resources, Inc.	3.7%
Comcast Corp., Class A	3.5%
Hartford Insurance Group (The), Inc.	3.3%
Kimberly-Clark Corp.	3.3%
HP, Inc.	3.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SHRY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Shareholder Yield Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

First Trust Indxx Medical Devices ETF
MDEV | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Indxx Medical Devices ETF (the “Fund”) for the year of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDEV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the Period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Medical Devices ETF	$68	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -5.44% during the 12 months ended March 31, 2025. The Fund underperformed its benchmark, the MSCI World Health Care Index, which returned -1.11% for the same Period.
During the Period, investments in the United States received the greatest allocation of any country with an average weight of 57.5% and a return contribution of -4.0%, which was the most negative  of any country to the Fund’s overall return. With an average weight of 2.0%, investments in China contributed 1.6% to the Fund’s overall return, which was the greatest return contribution of any country. The Fund’s currency exposure contributed 0.2% to the Fund’s overall performance during the Period.
FUND PERFORMANCE (June 22, 2021 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	1 Year	Since Inception (6/22/21)
First Trust Indxx Medical Devices ETF	-5.44%	-5.71%
Indxx Medical Devices Index	-5.10%	-5.20%
MSCI World Health Care Index	-1.11%	3.60%
MSCI World Index	7.07%	6.76%
Visit www.ftportfolios.com/etf/MDEV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,015,809
Total number of portfolio holdings	50
Total advisory fee paid	$21,001
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Penumbra, Inc.	2.9%
WuXi AppTec Co., Ltd., Class H	2.7%
Masimo Corp.	2.6%
Boston Scientific Corp.	2.6%
Abbott Laboratories	2.5%
Insulet Corp.	2.5%
Zimmer Biomet Holdings, Inc.	2.4%
Edwards Lifesciences Corp.	2.4%
Stryker Corp.	2.3%
Globus Medical, Inc., Class A	2.3%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MDEV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended March 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MDEV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Bloomberg R&D Leaders ETF
RND | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust Bloomberg R&D Leaders ETF (the “Fund”) for the period of April 30, 2024 (commencement of investment operations) to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg R&D Leaders ETF	$59(1)	0.60%(2)
(1)	The Fund commenced investment operations on April 30, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.93% from its inception on April 30, 2024 through March 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 12.86% for the same Period.
During the Period, investments in the Information Technology sector received the greatest average weight in the Fund of 36.8% and contributed 5.0% to the Fund’s overall return, which was the greatest return contribution of any sector. No sector had negative performance during the Period.
FUND PERFORMANCE (April 30, 2024 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	Since Inception (4/30/24)
First Trust Bloomberg R&D Leaders ETF	14.93%
Bloomberg R&D Leaders Select Index	15.60%
S&P 500® Index	12.86%
Visit www.ftportfolios.com/etf/RND for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,253,950
Total number of portfolio holdings	50
Total advisory fee paid	$11,655
Portfolio turnover rate	41%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	7.9%
Apple, Inc.	7.8%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class A	7.2%
NVIDIA Corp.	7.1%
Eli Lilly & Co.	4.7%
Netflix, Inc.	4.6%
Meta Platforms, Inc., Class A	4.4%
Broadcom, Inc.	3.2%
Intuitive Surgical, Inc.	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg R&D Leaders Select Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

First Trust New Constructs Core Earnings Leaders ETF
FTCE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the First Trust New Constructs Core Earnings Leaders ETF (the “Fund”) for the period of October 2, 2024 (commencement of investment operations) to March 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New Constructs Core Earnings Leaders ETF	$30(1)	0.60%(2)
(1)	The Fund commenced investment operations on October 2, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.09% from its inception on October 2, 2024 through March 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned -1.07% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector in the Fund with a 31.0% weight and contributed -0.4% to the Fund’s return, which was the most negative contribution to the Fund’s return of any sector. With an average weight of 9.3%, investments in the Communication Services sector contributed 1.4% to the Fund’s overall return, which was the greatest return contribution of any sector during the Period.
FUND PERFORMANCE (October 2, 2024 to March 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of March 31, 2025)	Since Inception (10/2/24)
First Trust New Constructs Core Earnings Leaders ETF	0.09%
Bloomberg New Constructs Core Earnings Leaders Index	0.34%
S&P 500® Index	-1.07%
Visit www.ftportfolios.com/etf/FTCE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$41,844,946
Total number of portfolio holdings	100
Total advisory fee paid	$110,261
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Yum! Brands, Inc.	4.9%
Ford Motor Co.	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	3.7%
Broadcom, Inc.	3.3%
International Business Machines Corp.	3.2%
Oracle Corp.	3.2%
Mastercard, Inc., Class A	3.2%
AT&T, Inc.	3.1%
Chevron Corp.	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg New Constructs Core Earnings Leaders Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VI (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $329,500 for the fiscal year ended 2024 and $317,500 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $152,500 for the fiscal year ended 2024 and $138,502 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $152,500 for the Registrant, $26,000 for the Registrant’s investment advisor and $30,000 for the Registrant’s distributor; and for the fiscal year ended 2025 were $138,502 for the Registrant, $43,680 for the Registrant’s investment advisor and $50,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended March 31, 2025

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)
First Trust S-Network E-Commerce ETF (ISHP)
Emerging Markets Equity Select ETF (RNEM)
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
First Trust SMID Capital Strength ETF (FSCS) (formerly known as Mid Cap US Equity Select ETF (RNMC))
First Trust SMID Growth Strength ETF (FSGS) (formerly known as Small Cap US Equity Select ETF (RNSC))
First Trust S-Network Streaming & Gaming ETF (BNGE)

Table of Contents
First Trust Exchange-Traded Fund VI
Annual Financial Statements and Other Information
March 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.7%
	Banks — 99.7%
28,892	Ameris Bancorp	$1,663,312
18,369	Axos Financial, Inc. (a)	1,185,168
10,280	BancFirst Corp.	1,129,464
21,982	Bancorp (The), Inc. (a)	1,161,529
420,291	Bank of America Corp.	17,538,743
55,596	Bank OZK	2,415,646
25,326	BOK Financial Corp.	2,637,703
81,034	Cadence Bank	2,460,192
30,146	Cathay General Bancorp	1,297,182
242,344	Citigroup, Inc.	17,204,001
211,660	Citizens Financial Group, Inc.	8,671,710
95,234	Columbia Banking System, Inc.	2,375,136
47,540	Comerica, Inc.	2,807,712
25,307	Commerce Bancshares, Inc.	1,574,855
19,387	Community Financial System, Inc.	1,102,345
13,622	Cullen/Frost Bankers, Inc.	1,705,474
40,677	East West Bancorp, Inc.	3,651,168
200,557	Fifth Third Bancorp	7,861,834
63,021	First BanCorp	1,208,113
4,730	First Citizens BancShares, Inc., Class A	8,769,988
44,765	First Financial Bancorp	1,118,230
32,581	First Financial Bankshares, Inc.	1,170,310
48,377	First Hawaiian, Inc.	1,182,334
193,725	First Horizon Corp.	3,762,140
28,014	First Merchants Corp.	1,132,886
35,934	Hancock Whitney Corp.	1,884,738
65,778	Home BancShares, Inc.	1,859,544
536,043	Huntington Bancshares, Inc.	8,046,005
21,713	Independent Bank Corp.	1,360,319
20,761	International Bancshares Corp.	1,309,189
73,211	JPMorgan Chase & Co.	17,958,658
50,530	M&T Bank Corp.	9,032,238
127,949	Old National Bancorp	2,711,239
27,052	Pinnacle Financial Partners, Inc.	2,868,594
50,478	PNC Financial Services Group (The), Inc.	8,872,518
48,197	Prosperity Bancshares, Inc.	3,439,820
339,069	Regions Financial Corp.	7,367,969
13,425	ServisFirst Bancshares, Inc.	1,108,905
29,064	SouthState Corp.	2,697,720
45,129	Synovus Financial Corp.	2,109,329
33,271	TowneBank	1,137,535
413,121	U.S. Bancorp	17,441,969
15,627	UMB Financial Corp.	1,579,890
357,896	Valley National Bancorp	3,181,695
78,147	Webster Financial Corp.	4,028,478
247,388	Wells Fargo & Co.	17,759,985
36,690	Western Alliance Bancorp	2,818,893
Shares	Description	Value

	Banks (Continued)
23,702	Wintrust Financial Corp.	$2,665,527
23,725	WSFS Financial Corp.	1,230,616
55,755	Zions Bancorp N.A.	2,779,944
	Total Common Stocks	224,038,492
	(Cost $221,040,356)
MONEY MARKET FUNDS — 0.1%
112,979	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	112,979
	(Cost $112,979)

	Total Investments — 99.8%	224,151,471
	(Cost $221,153,335)
	Net Other Assets and Liabilities — 0.2%	497,199
	Net Assets — 100.0%	$224,648,670

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 224,038,492	$ 224,038,492	$ —	$ —
Money Market Funds	112,979	112,979	—	—
Total Investments	$224,151,471	$224,151,471	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 34.8%
10,269	Brown-Forman Corp., Class B	$348,530
28,595	Coca-Cola (The) Co.	2,047,974
322	Coca-Cola Consolidated, Inc.	434,700
5,801	Constellation Brands, Inc., Class A	1,064,600
30,373	Keurig Dr Pepper, Inc.	1,039,364
15,827	Molson Coors Beverage Co., Class B	963,389
17,525	Monster Beverage Corp. (a)	1,025,563
3,213	National Beverage Corp.	133,468
13,268	PepsiCo, Inc.	1,989,404
		9,046,992
	Chemicals — 3.9%
16,166	Corteva, Inc.	1,017,326
	Consumer Staples Distribution & Retail — 2.0%
8,109	US Foods Holding Corp. (a)	530,815
	Food Products — 58.6%
21,570	Archer-Daniels-Midland Co.	1,035,576
13,133	Bunge Global S.A.	1,003,624
1,567	Cal-Maine Foods, Inc.	142,440
14,867	Campbell’s (The) Co.	593,491
37,889	Conagra Brands, Inc.	1,010,500
10,731	Flowers Foods, Inc.	203,996
27,415	General Mills, Inc.	1,639,143
5,895	Hershey (The) Co.	1,008,222
22,524	Hormel Foods Corp.	696,893
5,555	Ingredion, Inc.	751,091
6,603	J.M. Smucker (The) Co.	781,861
63,370	Kraft Heinz (The) Co.	1,928,349
669	Lancaster Colony Corp.	117,075
5,535	McCormick & Co., Inc.	455,586
31,702	Mondelez International, Inc., Class A	2,150,981
4,519	Post Holdings, Inc. (a)	525,831
3,390	Simply Good Foods (The) Co. (a)	116,921
16,598	Tyson Foods, Inc., Class A	1,059,118
		15,220,698
	Personal Care Products — 0.5%
1,746	BellRing Brands, Inc. (a)	130,007
	Total Common Stocks	25,945,838
	(Cost $28,949,807)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
19,421	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	$19,421
	(Cost $19,421)

	Total Investments — 99.9%	25,965,259
	(Cost $28,969,228)
	Net Other Assets and Liabilities — 0.1%	21,955
	Net Assets — 100.0%	$25,987,214

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,945,838	$ 25,945,838	$ —	$ —
Money Market Funds	19,421	19,421	—	—
Total Investments	$25,965,259	$25,965,259	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 11.4%
28,565	Archrock, Inc.	$749,546
73,016	Baker Hughes Co.	3,209,053
14,745	Cactus, Inc., Class A	675,764
150,419	Halliburton Co.	3,816,130
18,016	Kodiak Gas Services, Inc.	671,997
47,764	Liberty Energy, Inc.	756,104
85,892	NOV, Inc.	1,307,276
145,480	Schlumberger N.V.	6,081,064
12,540	Weatherford International PLC	671,517
		17,938,451
	Oil, Gas & Consumable Fuels — 88.5%
48,981	Antero Midstream Corp.	881,658
179,474	APA Corp.	3,772,543
23,677	Cheniere Energy, Inc.	5,478,858
76,418	Chevron Corp.	12,783,967
18,667	Chord Energy Corp.	2,104,144
75,675	Civitas Resources, Inc.	2,640,301
122,253	ConocoPhillips	12,839,010
104,415	Coterra Energy, Inc.	3,017,593
167,330	Devon Energy Corp.	6,258,142
38,127	Diamondback Energy, Inc.	6,095,745
12,996	DT Midstream, Inc.	1,253,854
95,202	EOG Resources, Inc.	12,208,704
58,299	EQT Corp.	3,114,916
108,878	Exxon Mobil Corp.	12,948,860
220,100	Kinder Morgan, Inc.	6,279,453
13,279	Kinetik Holdings, Inc.	689,711
39,634	Magnolia Oil & Gas Corp., Class A	1,001,155
5,158	Marathon Petroleum Corp.	751,469
43,777	Matador Resources Co.	2,236,567
45,587	Northern Oil & Gas, Inc. (a)	1,378,095
236,152	Occidental Petroleum Corp.	11,656,463
50,501	ONEOK, Inc.	5,010,709
84,970	Ovintiv, Inc.	3,636,716
245,042	Permian Resources Corp.	3,393,832
33,165	Phillips 66	4,095,214
25,158	Range Resources Corp.	1,004,559
55,182	SM Energy Co.	1,652,701
18,314	Targa Resources Corp.	3,671,408
543	Texas Pacific Land Corp.	719,470
5,926	Valero Energy Corp.	782,647
16,635	Viper Energy, Inc.	751,070
86,513	Williams (The) Cos., Inc.	5,170,017
		139,279,551
	Total Common Stocks	157,218,002
	(Cost $152,550,672)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
80,928	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	$80,928
	(Cost $80,928)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$3,290	BNP Paribas S.A., 4.37% (b), dated 03/31/25, due 04/01/25, with a maturity value of $3,290. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 1.88%, due 07/31/27 to 02/15/45. The value of the collateral including accrued interest is $3,356. (c)	3,290
	(Cost $3,290)

	Total Investments — 100.0%	157,302,220
	(Cost $152,634,890)
	Net Other Assets and Liabilities — 0.0%	16,102
	Net Assets — 100.0%	$157,318,322

(a)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,023 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,290.

(b)	Rate shown reflects yield as of March 31, 2025.
(c)	This security serves as collateral for securities on loan.
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments (Continued)
March 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 157,218,002	$ 157,218,002	$ —	$ —
Money Market Funds	80,928	80,928	—	—
Repurchase Agreements	3,290	—	3,290	—
Total Investments	$157,302,220	$157,298,930	$3,290	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,023
Non-cash Collateral(2)	(3,023)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,290
Non-cash Collateral(4)	(3,290)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 42.0%
5,411	AbbVie, Inc.	$1,133,713
3,978	ACADIA Pharmaceuticals, Inc. (a)	66,075
4,757	ADMA Biologics, Inc. (a)	94,379
1,587	Akero Therapeutics, Inc. (a)	64,242
5,046	Alkermes PLC (a)	166,619
316	Alnylam Pharmaceuticals, Inc. (a)	85,326
1,836	Amgen, Inc.	572,006
4,025	Biogen, Inc. (a)	550,781
2,780	BioMarin Pharmaceutical, Inc. (a)	196,518
807	Blueprint Medicines Corp. (a)	71,428
4,636	Catalyst Pharmaceuticals, Inc. (a)	112,423
1,644	Exact Sciences Corp. (a)	71,169
7,725	Exelixis, Inc. (a)	285,207
4,947	Gilead Sciences, Inc.	554,311
3,591	Halozyme Therapeutics, Inc. (a)	229,142
1,061	Incyte Corp. (a)	64,243
956	Insmed, Inc. (a)	72,933
435	Krystal Biotech, Inc. (a)	78,430
228	Madrigal Pharmaceuticals, Inc. (a)	75,520
1,788	Neurocrine Biosciences, Inc. (a)	197,753
1,411	PTC Therapeutics, Inc. (a)	71,905
809	Regeneron Pharmaceuticals, Inc.	513,092
730	Sarepta Therapeutics, Inc. (a)	46,589
2,008	Scholar Rock Holding Corp. (a)	64,557
1,350	SpringWorks Therapeutics, Inc. (a)	59,575
2,591	TG Therapeutics, Inc. (a)	102,163
1,767	United Therapeutics Corp. (a)	544,713
2,243	Veracyte, Inc. (a)	66,505
1,520	Vericel Corp. (a)	67,822
162	Vertex Pharmaceuticals, Inc. (a)	78,541
		6,357,680
	Health Care Providers & Services — 1.0%
602	Cardinal Health, Inc.	82,938
1,832	Guardant Health, Inc. (a)	78,043
		160,981
	Life Sciences Tools & Services — 5.2%
1,963	Charles River Laboratories International, Inc. (a)	295,471
2,959	Illumina, Inc. (a)	234,767
859	Medpace Holdings, Inc. (a)	261,729
		791,967
Shares	Description	Value

	Pharmaceuticals — 51.7%
15,042	Amneal Pharmaceuticals, Inc. (a)	$126,052
611	Axsome Therapeutics, Inc. (a)	71,261
18,970	Bristol-Myers Squibb Co.	1,156,980
1,287	Corcept Therapeutics, Inc. (a)	147,001
23,129	Elanco Animal Health, Inc. (a)	242,854
614	Eli Lilly & Co.	507,109
3,940	Jazz Pharmaceuticals PLC (a)	489,151
6,854	Johnson & Johnson	1,136,667
12,260	Merck & Co., Inc.	1,100,458
27,431	Organon & Co.	408,448
5,138	Perrigo Co. PLC	144,069
42,793	Pfizer, Inc.	1,084,375
1,385	Prestige Consumer Healthcare, Inc. (a)	119,068
61,269	Viatris, Inc.	533,653
3,381	Zoetis, Inc.	556,682
		7,823,828
	Total Common Stocks	15,134,456
	(Cost $16,422,491)
MONEY MARKET FUNDS — 0.1%
8,412	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	8,412
	(Cost $8,412)

	Total Investments — 100.0%	15,142,868
	(Cost $16,430,903)
	Net Other Assets and Liabilities — 0.0%	233
	Net Assets — 100.0%	$15,143,101

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,134,456	$ 15,134,456	$ —	$ —
Money Market Funds	8,412	8,412	—	—
Total Investments	$15,142,868	$15,142,868	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Electronic Equipment, Instruments & Components — 6.3%
11,294	Advanced Energy Industries, Inc.	$1,076,431
202,165	Avnet, Inc.	9,722,115
62,792	Coherent Corp. (a)	4,077,712
		14,876,258
	Semiconductors & Semiconductor Equipment — 93.5%
102,318	Advanced Micro Devices, Inc. (a)	10,512,151
44,412	Analog Devices, Inc.	8,956,568
129,277	Applied Materials, Inc.	18,760,678
102,466	Broadcom, Inc.	17,155,882
36,527	Cirrus Logic, Inc. (a)	3,640,098
23,573	Credo Technology Group Holding Ltd. (a)	946,692
52,926	Entegris, Inc.	4,629,967
430,569	Intel Corp.	9,778,222
14,415	KLA Corp.	9,799,317
133,144	Lam Research Corp.	9,679,569
20,865	Lattice Semiconductor Corp. (a)	1,094,369
11,688	MACOM Technology Solutions Holdings, Inc. (a)	1,173,242
111,276	Marvell Technology, Inc.	6,851,263
153,799	Microchip Technology, Inc.	7,445,410
218,251	Micron Technology, Inc.	18,963,829
8,874	Monolithic Power Systems, Inc.	5,146,743
163,584	NVIDIA Corp.	17,729,234
47,393	NXP Semiconductors N.V.	9,007,514
217,160	ON Semiconductor Corp. (a)	8,836,240
11,945	Onto Innovation, Inc. (a)	1,449,406
130,017	QUALCOMM, Inc.	19,971,911
32,338	Rambus, Inc. (a)	1,674,300
34,060	Semtech Corp. (a)	1,171,664
153,277	Skyworks Solutions, Inc.	9,906,293
19,667	Synaptics, Inc. (a)	1,253,181
52,991	Teradyne, Inc.	4,377,057
52,132	Texas Instruments, Inc.	9,368,120
		219,278,920
	Total Common Stocks	234,155,178
	(Cost $262,729,293)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
463,911	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	$463,911
	(Cost $463,911)

	Total Investments — 100.0%	234,619,089
	(Cost $263,193,204)
	Net Other Assets and Liabilities — 0.0%	14,628
	Net Assets — 100.0%	$234,633,717

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 234,155,178	$ 234,155,178	$ —	$ —
Money Market Funds	463,911	463,911	—	—
Total Investments	$234,619,089	$234,619,089	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 13.7%
1,701	C.H. Robinson Worldwide, Inc.	$174,182
2,239	Expeditors International of Washington, Inc.	269,240
4,688	FedEx Corp.	1,142,841
20,709	United Parcel Service, Inc., Class B	2,277,783
		3,864,046
	Automobile Components — 2.9%
17,276	BorgWarner, Inc.	494,958
1,182	Dorman Products, Inc. (a)	142,478
7,435	Gentex Corp.	173,236
		810,672
	Automobiles — 25.2%
258,113	Ford Motor Co.	2,588,874
50,173	General Motors Co.	2,359,636
8,413	Tesla, Inc. (a)	2,180,313
		7,128,823
	Commercial Services & Supplies — 0.5%
8,861	Driven Brands Holdings, Inc. (a)	151,878
	Distributors — 3.1%
3,807	Genuine Parts Co.	453,566
10,171	LKQ Corp.	432,674
		886,240
	Ground Transportation — 20.7%
38,503	CSX Corp.	1,133,143
3,506	J.B. Hunt Transport Services, Inc.	518,713
5,015	Norfolk Southern Corp.	1,187,803
3,654	Old Dominion Freight Line, Inc.	604,554
5,303	Ryder System, Inc.	762,624
557	Saia, Inc. (a)	194,633
4,996	Union Pacific Corp.	1,180,255
2,337	XPO, Inc. (a)	251,414
		5,833,139
	Machinery — 8.5%
2,998	Allison Transmission Holdings, Inc.	286,819
1,911	Federal Signal Corp.	140,554
1,972	Oshkosh Corp.	185,526
11,493	PACCAR, Inc.	1,119,073
3,739	Westinghouse Air Brake Technologies Corp.	678,067
		2,410,039
Shares	Description	Value

	Marine Transportation — 1.9%
2,792	Kirby Corp. (a)	$282,020
2,026	Matson, Inc.	259,672
		541,692
	Passenger Airlines — 15.6%
7,526	Alaska Air Group, Inc. (a)	370,430
85,888	American Airlines Group, Inc. (a)	906,118
20,501	Delta Air Lines, Inc.	893,844
2,657	SkyWest, Inc. (a)	232,142
5,366	Southwest Airlines Co.	180,190
26,276	United Airlines Holdings, Inc. (a)	1,814,358
		4,397,082
	Specialty Retail — 0.5%
4,212	Valvoline, Inc. (a)	146,620
	Trading Companies & Distributors — 7.3%
13,400	Air Lease Corp.	647,354
1,369	GATX Corp.	212,565
1,919	United Rentals, Inc.	1,202,637
		2,062,556
	Total Common Stocks	28,232,787
	(Cost $29,284,999)
MONEY MARKET FUNDS — 0.1%
14,587	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	14,587
	(Cost $14,587)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$116	Citigroup, Inc., 4.35% (b), dated 03/31/25, due 04/01/25, with a maturity value of $116. Collateralized by U.S. Treasury Securities, interest rates of 1.50% to 3.50%, due 08/15/26 to 09/30/26. The value of the collateral including accrued interest is $118. (c)	116
	(Cost $116)

	Total Investments — 100.0%	28,247,490
	(Cost $29,299,702)
	Net Other Assets and Liabilities — 0.0%	919
	Net Assets — 100.0%	$28,248,409

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
March 31, 2025
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,232,787	$ 28,232,787	$ —	$ —
Money Market Funds	14,587	14,587	—	—
Repurchase Agreements	116	—	116	—
Total Investments	$28,247,490	$28,247,374	$116	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$116
Non-cash Collateral(2)	(116)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Air Freight & Logistics — 4.9%
3,388	DHL Group (EUR) (b)	$145,458
432	FedEx Corp.	105,313
936	United Parcel Service, Inc., Class B	102,951
		353,722
	Broadline Retail — 20.7%
1,417	Alibaba Group Holding Ltd., ADR	187,370
535	Amazon.com, Inc. (c)	101,789
5,324	Coupang, Inc. (c)	116,755
1,709	eBay, Inc.	115,751
3,417	JD.com, Inc., ADR	140,507
68	MercadoLibre, Inc. (c)	132,659
607	Naspers Ltd., Class N (ZAR) (b)	150,531
1,013	Next PLC (GBP) (b)	145,949
1,183	PDD Holdings, Inc., ADR (c)	140,008
3,324	Prosus N.V. (EUR) (b)	154,431
20,000	Rakuten Group, Inc. (JPY) (b) (c)	114,739
		1,500,489
	Commercial Services & Supplies — 1.6%
2,089	Copart, Inc. (c)	118,217
	Consumer Staples Distribution & Retail — 3.5%
32,523	JD Health International, Inc. (HKD) (b) (c) (d) (e)	138,876
1,292	Walmart, Inc.	113,425
		252,301
	Electronic Equipment, Instruments & Components — 1.2%
299	Zebra Technologies Corp., Class A (c)	84,485
	Financial Services — 9.2%
77	Adyen N.V. (EUR) (b) (c) (d) (e)	118,026
332	Corpay, Inc. (c)	115,775
1,495	Fidelity National Information Services, Inc.	111,647
579	Fiserv, Inc. (c)	127,860
1,065	Global Payments, Inc.	104,285
1,349	PayPal Holdings, Inc. (c)	88,022
		665,615
	Ground Transportation — 1.8%
1,828	Uber Technologies, Inc. (c)	133,188
Shares	Description	Value

	Hotels, Restaurants & Leisure — 9.6%
907	Airbnb, Inc., Class A (c)	$108,350
24	Booking Holdings, Inc.	110,566
683	DoorDash, Inc., Class A (c)	124,832
649	Expedia Group, Inc.	109,097
6,407	Meituan, Class B (HKD) (b) (c) (d) (e)	128,925
1,828	Trip.com Group Ltd., ADR	116,224
		697,994
	Industrial REITs — 1.7%
1,124	Prologis, Inc.	125,652
	Interactive Media & Services — 22.7%
612	Alphabet, Inc., Class A	94,640
12,344	Auto Trader Group PLC (GBP) (b) (d) (e)	119,362
1,459	Baidu, Inc., ADR (c)	134,272
5,047	CAR Group Ltd. (AUD) (b)	100,590
23,000	Kuaishou Technology (HKD) (b) (c) (d) (e)	161,289
44,300	LY Corp. (JPY) (b)	150,007
195	Meta Platforms, Inc., Class A	112,390
856	NAVER Corp. (KRW) (b)	111,865
3,843	Pinterest, Inc., Class A (c)	119,133
801	REA Group Ltd. (AUD) (b)	111,135
689	Reddit, Inc., Class A (c)	72,276
15,007	Rightmove PLC (GBP) (b)	133,610
1,307	Scout24 SE (EUR) (b) (d) (e)	136,873
9,853	Snap, Inc., Class A (c)	85,819
		1,643,261
	IT Services — 1.4%
1,103	Shopify, Inc., Class A (c)	105,314
	Marine Transportation — 3.6%
77	A.P. Moller - Maersk A/S, Class B (DKK) (b)	134,013
79,600	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (b)	125,595
		259,608
	Real Estate Management & Development — 5.4%
1,663	CoStar Group, Inc. (c)	131,760
7,137	KE Holdings, Inc., ADR	143,382
1,669	Zillow Group, Inc., Class C (c)	114,427
		389,569
	Specialty Retail — 7.6%
1,409	Best Buy Co., Inc.	103,717
1,448	CarMax, Inc. (c)	112,828
603	Carvana Co. (c)	126,075
See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
609	Williams-Sonoma, Inc.	$96,283
11,700	ZOZO, Inc. (JPY) (b)	112,060
		550,963
	Textiles, Apparel & Luxury Goods — 1.2%
301	Lululemon Athletica, Inc. (c)	85,201
	Trading Companies & Distributors — 1.9%
7,200	MonotaRO Co., Ltd. (JPY) (b)	134,501
	Wireless Telecommunication Services — 1.7%
34,904	Taiwan Mobile Co., Ltd. (TWD) (b)	122,826
	Total Common Stocks	7,222,906
	(Cost $7,034,161)
MONEY MARKET FUNDS — 0.2%
17,627	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (f)	17,627
	(Cost $17,627)

	Total Investments — 99.9%	7,240,533
	(Cost $7,051,788)
	Net Other Assets and Liabilities — 0.1%	7,671
	Net Assets — 100.0%	$7,248,204

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $2,750,661 or 37.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	62.0%
EUR	7.7
HKD	7.7
JPY	7.1
GBP	5.5
AUD	2.9
ZAR	2.1
DKK	1.8
TWD	1.7
KRW	1.5
Total	100.0%

See Notes to Financial Statements

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
March 31, 2025
Country Allocation†	% of Net Assets
United States	48.6%
Cayman Islands	17.8
Japan	7.1
United Kingdom	5.5
Germany	3.9
Netherlands	3.8
Australia	2.9
South Africa	2.1
Denmark	1.8
China	1.7
Taiwan	1.7
South Korea	1.5
Canada	1.5
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Air Freight & Logistics	$ 353,722	$ 208,264	$ 145,458	$ —
Broadline Retail	1,500,489	934,839	565,650	—
Consumer Staples Distribution & Retail	252,301	113,425	138,876	—
Financial Services	665,615	547,589	118,026	—
Hotels, Restaurants & Leisure	697,994	569,069	128,925	—
Interactive Media & Services	1,643,261	618,530	1,024,731	—
Marine Transportation	259,608	—	259,608	—
Specialty Retail	550,963	438,903	112,060	—
Trading Companies & Distributors	134,501	—	134,501	—
Wireless Telecommunication Services	122,826	—	122,826	—
Other Industry Categories*	1,041,626	1,041,626	—	—
Money Market Funds	17,627	17,627	—	—
Total Investments	$7,240,533	$4,489,872	$2,750,661	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 0.7%
255	Credicorp Ltd.	$47,471
78,000	Kunlun Energy Co., Ltd. (HKD) (c)	76,219
		123,690
	Brazil — 8.8%
24,029	Ambev S.A. (BRL)	56,846
29,501	Banco do Brasil S.A. (BRL)	145,736
28,244	Banco Santander Brasil S.A. (BRL)	132,250
22,587	BB Seguridade Participacoes S.A. (BRL)	159,513
27,127	CCR S.A. (BRL)	55,334
3,667	Centrais Eletricas Brasileiras S.A. (BRL)	26,212
1,596	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	28,528
4,894	Cia De Sanena Do Parana (BRL)	23,139
14,160	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	25,831
3,221	Energisa S.A. (BRL)	22,578
10,328	Eneva S.A. (BRL) (d)	21,411
3,399	Engie Brasil Energia S.A. (BRL)	22,992
4,440	Equatorial Energia S.A. (BRL)	24,898
29,592	Gerdau S.A. (Preference Shares) (BRL)	83,905
24,425	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	134,442
76,055	Itausa S.A. (Preference Shares) (BRL)	125,949
27,056	Klabin S.A. (BRL)	88,473
1,600	Multiplan Empreendimentos Imobiliarios S.A. (BRL)	6,337
21,992	Porto Seguro S.A. (BRL)	154,155
12,331	Raia Drogasil S.A. (BRL)	41,165
16,412	Rumo S.A. (BRL)	46,649
1,687	Telefonica Brasil S.A. (BRL)	14,731
5,027	TIM S.A. (BRL)	15,857
8,899	Vale S.A. (BRL)	88,422
6,035	WEG S.A. (BRL)	47,887
		1,593,240
	Cayman Islands — 5.0%
22,000	China State Construction International Holdings Ltd. (HKD) (c)	28,477
83,000	Hengan International Group Co., Ltd. (HKD) (c)	231,993
10,100	Tencent Holdings Ltd. (HKD) (c)	645,349
		905,819
Shares	Description	Value

	Chile — 1.1%
223,748	Banco de Chile (CLP)	$29,573
548,961	Banco Santander Chile (CLP)	31,225
6,697	Cencosud S.A. (CLP)	20,453
68,343	Cia Sud Americana de Vapores S.A. (CLP)	3,743
11,237	Empresas CMPC S.A. (CLP)	18,461
124,531	Enel Chile S.A. (CLP)	8,189
6,932	Falabella S.A. (CLP)	28,909
1,995,134	Latam Airlines Group S.A. (CLP)	31,265
471	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	18,750
		190,568
	China — 11.9%
285,214	Agricultural Bank of China Ltd., Class H (HKD) (c)	171,764
11,500	Anhui Conch Cement Co., Ltd., Class H (HKD) (c)	32,525
284,930	Bank of China Ltd., Class H (HKD) (c)	172,084
175,094	Bank of Communications Co., Ltd., Class H (HKD) (c)	156,467
211,159	China CITIC Bank Corp., Ltd., Class H (HKD) (c)	165,634
178,027	China Construction Bank Corp., Class H (HKD) (c)	157,761
330,000	China Minsheng Banking Corp., Ltd., Class H (HKD) (c)	148,803
129,821	China Petroleum & Chemical Corp., Class H (HKD) (c)	68,494
17,936	China Shenhua Energy Co., Ltd., Class H (HKD) (c)	72,762
202,700	China Tower Corp., Ltd., Class H (HKD) (c) (e) (f)	273,047
4,998	Fuyao Glass Industry Group Co., Ltd., Class H (HKD) (c) (e) (f)	35,757
225,566	Industrial & Commercial Bank of China Ltd., Class H (HKD) (c)	160,960
282,325	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD) (c)	146,246
98,000	PetroChina Co., Ltd., Class H (HKD) (c)	79,454
90,752	PICC Property & Casualty Co., Ltd., Class H (HKD) (c)	168,046
225,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (c) (e) (f)	139,227
		2,149,031
	Czech Republic — 0.2%
796	CEZ A/S (CZK)	39,416
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Hong Kong — 1.9%
42,163	BOC Hong Kong Holdings Ltd. (HKD) (c)	$170,715
22,000	China Merchants Port Holdings Co., Ltd. (HKD) (c)	37,827
171,000	China Power International Development Ltd. (HKD) (c)	64,495
30,000	China Resources Power Holdings Co., Ltd. (HKD) (c)	71,366
		344,403
	Hungary — 0.4%
1,188	OTP Bank Nyrt (HUF) (c)	79,931
	India — 35.7%
1,916	Apollo Hospitals Enterprise Ltd. (INR) (c)	147,980
14,598	Asian Paints Ltd. (INR) (c)	398,846
24,626	Bajaj Finserv Ltd. (INR) (c)	575,887
10,217	Bata India Ltd. (INR) (c)	145,219
16,339	Bharti Airtel Ltd. (INR) (c)	330,314
1,193	Britannia Industries Ltd. (INR) (c)	68,736
1,988	Colgate-Palmolive India Ltd. (INR) (c)	55,501
12,098	Dabur India Ltd. (INR) (c)	71,542
10,214	Dr. Reddy’s Laboratories Ltd. (INR) (c)	136,475
28,057	HDFC Bank Ltd. (INR) (c)	598,069
2,567	Hindustan Unilever Ltd. (INR) (c)	67,788
38,175	ICICI Bank Ltd. (INR) (c)	600,035
21,968	Infosys Ltd. (INR) (c)	402,532
15,148	ITC Ltd. (INR) (c)	72,380
26,213	Kotak Mahindra Bank Ltd. (INR) (c)	663,600
1,111	Maruti Suzuki India Ltd. (INR) (c)	149,248
106	MRF Ltd. (INR) (c)	139,336
2,812	Nestle India Ltd. (INR) (c)	73,888
343	Page Industries Ltd. (INR) (c)	170,944
9,487	Pidilite Industries Ltd. (INR) (c)	315,703
32,912	Reliance Industries Ltd. (INR) (c)	489,314
7,158	Sun Pharmaceutical Industries Ltd. (INR) (c)	145,055
9,653	Tata Consultancy Services Ltd. (INR) (c)	406,069
6,319	Tata Consumer Products Ltd. (INR) (c)	73,755
3,847	Titan Co., Ltd. (INR) (c)	137,290
		6,435,506
Shares	Description	Value

	Indonesia — 2.3%
78,881	Alamtri Resources Indonesia Tbk PT (IDR) (c) (g)	$8,763
99,838	Astra International Tbk PT (IDR) (c) (g)	29,547
147,523	Bank Central Asia Tbk PT (IDR) (c) (g)	75,371
219,953	Bank Mandiri Persero Tbk PT (IDR) (c) (d) (g)	68,282
284,706	Bank Negara Indonesia Persero Tbk PT (IDR) (c) (d) (g)	72,211
307,713	Bank Rakyat Indonesia Persero Tbk PT (IDR) (c) (g)	74,384
200,204	Barito Pacific Tbk PT (IDR) (c) (g)	8,518
4,681,268	GoTo Gojek Tokopedia Tbk PT (IDR) (c) (d) (g)	23,281
77,284	Merdeka Copper Gold Tbk PT (IDR) (c) (d) (g)	6,629
264,028	Telkom Indonesia Persero Tbk PT (IDR) (c) (g)	38,345
7,743	United Tractors Tbk PT (IDR) (c) (g)	10,976
		416,307
	Luxembourg — 0.1%
1,868	Allegro.eu S.A. (PLN) (c) (d) (e) (f)	15,154
	Malaysia — 2.3%
31,300	AMMB Holdings Bhd (MYR) (c)	39,565
19,400	CIMB Group Holdings Bhd (MYR) (c)	30,738
20,400	Gamuda Bhd (MYR) (c)	19,421
17,600	Genting Bhd (MYR) (c)	12,938
7,300	Hong Leong Bank Bhd (MYR) (c)	33,217
10,400	IHH Healthcare Bhd (MYR)	16,218
28,100	IJM Corp. Bhd (MYR) (c)	13,379
12,500	Inari Amertron Bhd (MYR) (c)	5,773
14,900	Malayan Banking Bhd (MYR) (c)	34,018
30,100	Press Metal Aluminium Holdings Bhd (MYR) (c)	34,290
34,300	Public Bank Bhd (MYR) (c)	34,234
25,300	RHB Bank Bhd (MYR) (c)	39,035
30,300	Sime Darby Bhd (MYR) (c)	15,135
13,400	Sunway Bhd (MYR) (c)	13,744
11,600	Telekom Malaysia Bhd (MYR) (c)	17,157
6,400	Tenaga Nasional Bhd (MYR) (c)	19,332
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
36,600	YTL Corp. Bhd (MYR) (c)	$16,588
25,100	YTL Power International Bhd (MYR) (c)	18,949
		413,731
	Mexico — 5.1%
11,073	Alsea S.A.B. de C.V. (MXN)	23,548
171,483	America Movil S.A.B. de C.V., Series B (MXN)	122,174
4,045	Arca Continental S.A.B. de C.V. (MXN)	42,295
63,231	Cemex S.A.B. de C.V., Series CPO (MXN)	35,687
4,272	Coca-Cola Femsa S.A.B. de C.V. (MXN)	39,049
5,625	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	12,872
13,043	Fibra Uno Administracion S.A. de C.V. (MXN)	15,239
3,831	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	37,409
2,037	Gruma S.A.B. de C.V., Class B (MXN)	36,781
4,584	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	45,055
2,230	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	41,234
1,368	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	37,450
10,990	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	29,880
4,068	Grupo Comercial Chedraui S.A. de C.V. (MXN)	22,955
13,872	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	96,208
17,553	Grupo Mexico S.A.B. de C.V., Series B (MXN)	87,763
23,388	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	38,343
4,641	Prologis Property Mexico S.A. de C.V. (MXN)	14,850
12,568	Qualitas Controladora S.A.B. de C.V. (MXN)	109,212
10,295	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	28,353
		916,357
	Netherlands — 0.2%
2,133	NEPI Rockcastle N.V. (ZAR)	15,417
Shares	Description	Value

	Netherlands (Continued)
3,168	Pepco Group N.V. (PLN) (c) (f)	$12,250
247	X5 Retail Group N.V., GDR (c) (d) (f) (g) (h)	0
		27,667
	Philippines — 1.4%
126,910	Ayala Land, Inc. (PHP) (c)	51,156
30,064	BDO Unibank, Inc. (PHP)	80,538
9,780	International Container Terminal Services, Inc. (PHP) (c)	60,776
4,260	SM Investments Corp. (PHP) (c)	58,764
		251,234
	Poland — 1.7%
1,183	Alior Bank S.A. (PLN) (c)	36,707
747	Bank Polska Kasa Opieki S.A. (PLN) (c)	34,150
373	CD Projekt S.A. (PLN) (c)	20,498
237	Dino Polska S.A. (PLN) (c) (d) (e) (f)	27,663
552	KGHM Polska Miedz S.A. (PLN) (c)	18,044
4	LPP S.A. (PLN) (c)	18,252
2,519	ORLEN S.A. (PLN) (c)	44,369
1,959	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN) (c)	38,250
2,607	Powszechny Zaklad Ubezpieczen S.A. (PLN) (c)	37,877
241	Santander Bank Polska S.A. (PLN) (c)	34,703
		310,513
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (d) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (d) (g) (h)	0
4,700	GMK Norilskiy Nickel PAO (RUB) (c) (d) (g) (h)	0
172,018	Inter RAO UES PJSC (RUB) (c) (d) (g) (h)	0
96	Magnit PJSC (RUB) (c) (d) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (d) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (d) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (d) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (c) (d) (g) (h)	0
850	Polyus PJSC (RUB) (c) (d) (g) (h)	0
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Russia (Continued)
676	Severstal PAO (RUB) (c) (d) (g) (h)	$0
10,776	Sistema AFK PAO (RUB) (c) (d) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (d) (g) (h)	0
		0
	Singapore — 0.2%
4,100	BOC Aviation Ltd. (HKD) (c) (e) (f)	32,032
	South Africa — 5.0%
4,337	Absa Group Ltd. (ZAR) (c)	42,027
6,294	African Rainbow Minerals Ltd. (ZAR) (c)	50,273
1,475	Aspen Pharmacare Holdings Ltd. (ZAR)	13,172
1,121	Bid Corp., Ltd. (ZAR) (c)	26,883
1,242	Bidvest Group Ltd. (ZAR)	15,953
250	Capitec Bank Holdings Ltd. (ZAR) (c)	42,520
1,250	Clicks Group Ltd. (ZAR)	23,093
4,429	Discovery Ltd. (ZAR)	48,191
793	Exxaro Resources Ltd. (ZAR) (c)	6,421
9,161	FirstRand Ltd. (ZAR) (c)	36,001
1,462	Foschini Group Ltd. (ZAR)	9,913
845	Mr Price Group Ltd. (ZAR) (c)	10,250
7,328	MTN Group Ltd. (ZAR) (c)	49,294
791	Naspers Ltd., Class N (ZAR) (c)	196,161
2,545	Nedbank Group Ltd. (ZAR)	35,708
55,539	Old Mutual Ltd. (ZAR)	36,046
13,110	OUTsurance Group Ltd. (ZAR)	49,837
9,480	Pepkor Holdings Ltd. (ZAR) (e) (f)	13,200
4,836	Remgro Ltd. (ZAR) (c)	41,847
8,646	Sanlam Ltd. (ZAR)	39,021
10,270	Sasol Ltd. (ZAR) (c) (d)	43,032
1,677	Shoprite Holdings Ltd. (ZAR) (c)	25,010
3,140	Standard Bank Group Ltd. (ZAR) (c)	41,028
3,353	Woolworths Holdings Ltd. (ZAR) (c)	9,322
		904,203
	Taiwan — 11.2%
90,039	Asia Cement Corp. (TWD) (c)	127,243
144,523	Chang Hwa Commercial Bank Ltd. (TWD) (c)	77,720
69,325	China Steel Corp. (TWD) (c)	46,995
18,474	Chunghwa Telecom Co., Ltd. (TWD) (c)	71,769
Shares	Description	Value

	Taiwan (Continued)
92,227	E.Sun Financial Holding Co., Ltd. (TWD) (c)	$80,624
111,962	Far Eastern New Century Corp. (TWD) (c)	111,803
25,562	Far EasTone Telecommunications Co., Ltd. (TWD) (c)	71,211
94,415	First Financial Holding Co., Ltd. (TWD) (c)	77,470
36,936	Formosa Chemicals & Fibre Corp. (TWD) (c)	29,261
80,362	Formosa Plastics Corp. (TWD) (c)	89,295
28,617	Fubon Financial Holding Co., Ltd. (TWD) (c)	74,412
8,952	Hotai Motor Co., Ltd. (TWD) (c)	163,998
100,660	Hua Nan Financial Holdings Co., Ltd. (TWD) (c)	85,116
65,826	Mega Financial Holding Co., Ltd. (TWD) (c)	79,790
5,998	President Chain Store Corp. (TWD) (c)	45,434
67,020	Shanghai Commercial & Savings Bank (The) Ltd. (TWD) (c)	91,661
106,679	SinoPac Financial Holdings Co., Ltd. (TWD) (c)	72,366
46,317	TA Chen Stainless Pipe (TWD) (c)	69,074
140,596	Taishin Financial Holding Co., Ltd. (TWD) (c)	73,316
162,192	Taiwan Business Bank (TWD) (c)	71,859
99,883	Taiwan Cooperative Financial Holding Co., Ltd. (TWD) (c)	72,864
20,161	Taiwan Mobile Co., Ltd. (TWD) (c)	70,946
127,200	TCC Group Holdings Co., Ltd. (TWD) (c)	123,428
20,291	Uni-President Enterprises Corp. (TWD) (c)	49,481
81,608	Yuanta Financial Holding Co., Ltd. (TWD) (c)	83,641
		2,010,777
	Thailand — 3.0%
10,600	Airports of Thailand PCL (THB) (c)	11,845
4,900	Bangkok Bank PCL (THB) (c)	21,355
47,300	Bangkok Dusit Medical Services PCL (THB) (c)	30,419
83,100	Bangkok Expressway & Metro PCL (THB) (c)	13,276
5,300	Bumrungrad Hospital PCL (THB) (c)	25,759
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand (Continued)
18,600	Central Pattana PCL (THB) (c)	$25,887
16,000	Central Retail Corp. PCL (THB) (c) (e) (f)	11,838
43,300	Charoen Pokphand Foods PCL (THB) (c)	30,466
15,900	CP ALL PCL (THB) (c)	23,259
22,600	Gulf Energy Development PCL (THB) (c) (f) (g)	33,142
47,700	Home Product Center PCL (THB) (c)	12,123
4,900	Kasikornbank PCL (THB) (c)	23,412
35,800	Krung Thai Bank PCL (THB) (c)	25,528
15,100	Krungthai Card PCL (THB) (c)	20,358
17,600	Minor International PCL (THB) (c)	13,725
6,200	PTT Exploration & Production PCL (THB) (c)	21,356
46,400	PTT Oil & Retail Business PCL (THB) (c) (e) (f)	16,212
24,000	PTT PCL (THB) (c)	22,666
6,800	SCB X PCL (THB) (c)	24,714
23,300	SCG Packaging PCL (THB) (c)	9,234
2,800	Siam Cement (The) PCL (THB) (c)	12,918
77,400	Thai Beverage PCL (SGD) (c)	29,306
15,900	Thai Oil PCL (THB) (c)	11,525
374,100	TMBThanachart Bank PCL (THB) (c)	21,677
118,400	True Corp. PCL (THB) (c) (d)	41,003
		533,003
	Turkey — 1.6%
734	AG Anadolu Grubu Holding A/S (TRY) (c)	5,705
9,547	Akbank T.A.S. (TRY) (c)	13,149
2,184	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	9,617
2,621	Arcelik A/S (TRY) (c) (d)	9,463
3,860	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY) (c)	12,194
2,934	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY) (c)	8,768
864	BIM Birlesik Magazalar A/S (TRY)	10,434
7,522	Coca-Cola Icecek A/S (TRY) (c)	10,597
5,049	Enka Insaat ve Sanayi A/S (TRY) (c)	8,454
25,844	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY) (c)	15,336
412	Ford Otomotiv Sanayi A/S (TRY)	11,498
Shares	Description	Value

	Turkey (Continued)
6,041	Haci Omer Sabanci Holding A/S (TRY) (c)	$13,369
4,531	KOC Holding A/S (TRY) (c)	19,553
953	Migros Ticaret A/S (TRY) (c)	12,431
13,414	Oyak Cimento Fabrikalari A/S (TRY) (c) (i)	10,753
1,580	Pegasus Hava Tasimaciligi A/S (TRY) (c) (i)	10,722
916	TAV Havalimanlari Holding A/S (TRY) (c) (d)	5,845
1,755	Tofas Turk Otomobil Fabrikasi A/S (TRY) (c)	8,294
1,327	Turk Hava Yollari AO (TRY) (c) (d)	10,868
5,860	Turkcell Iletisim Hizmetleri A/S (TRY) (c)	14,789
41,829	Turkiye Is Bankasi A/S, Class C (TRY) (c)	13,511
5,494	Turkiye Petrol Rafinerileri A/S (TRY) (c)	19,973
5,307	Turkiye Sise ve Cam Fabrikalari A/S (TRY) (c)	5,391
25,704	Turkiye Vakiflar Bankasi TAO, Class D (TRY) (c) (d)	16,230
19,020	Yapi ve Kredi Bankasi A/S (TRY) (c)	12,054
		288,998
	Total Common Stocks	17,981,580
	(Cost $17,204,436)
MONEY MARKET FUNDS — 0.4%
80,344	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (j)	80,344
	(Cost $80,344)

	Total Investments — 100.2%	18,061,924
	(Cost $17,284,780)
	Net Other Assets and Liabilities — (0.2)%	(35,454)
	Net Assets — 100.0%	$18,026,470

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2025
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $14,766,672 or 81.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Non-income producing security which makes payment-in- kind distributions.
(j)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
INR	35.6%
HKD	19.4
TWD	11.1
BRL	8.8
ZAR	5.1
MXN	5.1
THB	2.8
IDR	2.3
MYR	2.3
PLN	1.9
TRY	1.6
PHP	1.4
CLP	1.1
USD	0.7
HUF	0.4
CZK	0.2
SGD	0.2
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 123,690	$ 47,471	$ 76,219	$ —
Brazil	1,593,240	1,593,240	—	—
Chile	190,568	190,568	—	—
Czech Republic	39,416	39,416	—	—
Malaysia	413,731	16,218	397,513	—
Mexico	916,357	916,357	—	—
Netherlands	27,667	15,417	12,250	—**
Philippines	251,234	80,538	170,696	—
Russia	—**	—	—	—**
South Africa	904,203	284,134	620,069	—
Turkey	288,998	31,549	257,449	—
Other Country Categories*	13,232,476	—	13,232,476	—
Money Market Funds	80,344	80,344	—	—
Total Investments	$18,061,924	$3,295,252	$14,766,672	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2025
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 1.4%
802	General Dynamics Corp.	$218,609
999	L3Harris Technologies, Inc.	209,101
543	Lockheed Martin Corp.	242,563
		670,273
	Air Freight & Logistics — 1.3%
2,198	C.H. Robinson Worldwide, Inc.	225,075
3,860	United Parcel Service, Inc., Class B	424,562
		649,637
	Banks — 4.1%
6,851	Bank of America Corp.	285,892
10,673	Fifth Third Bancorp	418,382
29,842	Huntington Bancshares, Inc.	447,928
1,945	M&T Bank Corp.	347,669
11,479	U.S. Bancorp	484,643
		1,984,514
	Biotechnology — 1.3%
3,108	AbbVie, Inc.	651,188
	Building Products — 0.4%
2,798	A.O. Smith Corp.	182,877
	Capital Markets — 4.2%
42,296	Franklin Resources, Inc.	814,198
3,553	Northern Trust Corp.	350,503
4,211	State Street Corp.	377,011
5,172	T. Rowe Price Group, Inc.	475,152
		2,016,864
	Chemicals — 0.8%
382	Air Products and Chemicals, Inc.	112,659
1,428	CF Industries Holdings, Inc.	111,598
1,570	Eastman Chemical Co.	138,333
		362,590
	Containers & Packaging — 0.4%
21,486	Amcor PLC	208,414
	Distributors — 2.2%
6,412	Genuine Parts Co.	763,926
873	Pool Corp.	277,919
		1,041,845
	Diversified Telecommunication Services — 4.2%
44,893	Verizon Communications, Inc.	2,036,347
	Electric Utilities — 2.6%
1,879	American Electric Power Co., Inc.	205,318
1,615	Duke Energy Corp.	196,982
3,219	Edison International	189,663
3,122	Evergy, Inc.	215,262
Shares	Description	Value

	Electric Utilities (Continued)
4,043	Eversource Energy	$251,111
2,252	Pinnacle West Capital Corp.	214,503
		1,272,839
	Electronic Equipment, Instruments & Components — 5.2%
6,987	Amphenol Corp., Class A	458,277
24,655	Corning, Inc.	1,128,706
6,671	TE Connectivity PLC	942,746
		2,529,729
	Food Products — 3.3%
5,984	Archer-Daniels-Midland Co.	287,292
7,296	Campbell’s (The) Co.	291,256
14,943	Conagra Brands, Inc.	398,530
4,760	General Mills, Inc.	284,601
2,888	J.M. Smucker (The) Co.	341,968
		1,603,647
	Ground Transportation — 0.9%
895	Norfolk Southern Corp.	211,981
938	Union Pacific Corp.	221,593
		433,574
	Health Care Equipment & Supplies — 2.2%
2,392	Abbott Laboratories	317,299
1,080	Becton Dickinson & Co.	247,385
5,571	Medtronic PLC	500,610
		1,065,294
	Health Care Providers & Services — 4.5%
1,897	Cardinal Health, Inc.	261,350
990	Cigna Group (The)	325,710
15,569	CVS Health Corp.	1,054,800
1,835	Quest Diagnostics, Inc.	310,482
446	UnitedHealth Group, Inc.	233,592
		2,185,934
	Hotels, Restaurants & Leisure — 1.2%
1,878	McDonald’s Corp.	586,631
	Household Durables — 1.2%
1,487	Garmin Ltd.	322,873
2,431	Lennar Corp., Class A	279,030
		601,903
	Industrial Conglomerates — 0.4%
895	Honeywell International, Inc.	189,516
	Insurance — 4.9%
2,880	Aflac, Inc.	320,227
2,213	Cincinnati Financial Corp.	326,905
814	Everest Group Ltd.	295,751
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
4,169	MetLife, Inc.	$334,729
6,209	Principal Financial Group, Inc.	523,853
5,037	Prudential Financial, Inc.	562,532
		2,363,997
	IT Services — 5.7%
2,635	Accenture PLC, Class A	822,225
7,671	International Business Machines Corp.	1,907,471
		2,729,696
	Leisure Products — 2.4%
19,135	Hasbro, Inc.	1,176,611
	Machinery — 2.1%
565	Cummins, Inc.	177,094
902	Illinois Tool Works, Inc.	223,705
715	Snap-on, Inc.	240,962
4,601	Stanley Black & Decker, Inc.	353,725
		995,486
	Media — 5.9%
23,006	Comcast Corp., Class A	848,921
43,236	Interpublic Group of (The) Cos., Inc.	1,174,290
9,847	Omnicom Group, Inc.	816,415
		2,839,626
	Oil, Gas & Consumable Fuels — 3.4%
2,994	Chevron Corp.	500,866
11,731	Coterra Energy, Inc.	339,026
3,507	Exxon Mobil Corp.	417,088
3,905	ONEOK, Inc.	387,454
		1,644,434
	Personal Care Products — 0.7%
14,113	Kenvue, Inc.	338,430
	Pharmaceuticals — 3.4%
10,532	Bristol-Myers Squibb Co.	642,347
3,349	Johnson & Johnson	555,398
4,886	Merck & Co., Inc.	438,567
		1,636,312
	Professional Services — 1.1%
701	Automatic Data Processing, Inc.	214,176
1,895	Paychex, Inc.	292,361
		506,537
	Residential REITs — 0.7%
510	Essex Property Trust, Inc.	156,351
1,090	Mid-America Apartment Communities, Inc.	182,662
		339,013
Shares	Description	Value

	Retail REITs — 0.9%
1,523	Federal Realty Investment Trust	$148,980
4,506	Realty Income Corp.	261,393
		410,373
	Semiconductors & Semiconductor Equipment — 12.8%
4,522	Analog Devices, Inc.	911,952
2,990	Applied Materials, Inc.	433,909
816	KLA Corp.	554,717
31,937	Microchip Technology, Inc.	1,546,070
7,297	QUALCOMM, Inc.	1,120,892
8,875	Texas Instruments, Inc.	1,594,837
		6,162,377
	Software — 0.9%
2,968	Oracle Corp.	414,956
	Specialized REITs — 0.7%
1,176	Extra Space Storage, Inc.	174,624
566	Public Storage	169,398
		344,022
	Specialty Retail — 3.4%
11,346	Best Buy Co., Inc.	835,179
1,225	Home Depot (The), Inc.	448,950
1,560	Lowe’s Cos., Inc.	363,839
		1,647,968
	Technology Hardware, Storage & Peripherals — 5.3%
56,714	Hewlett Packard Enterprise Co.	875,097
61,509	HP, Inc.	1,703,184
		2,578,281
	Textiles, Apparel & Luxury Goods — 0.8%
6,305	NIKE, Inc., Class B	400,241
	Tobacco — 2.3%
11,448	Altria Group, Inc.	687,109
2,692	Philip Morris International, Inc.	427,301
		1,114,410
	Trading Companies & Distributors — 0.5%
2,845	Fastenal Co.	220,630
	Total Common Stocks	48,137,016
	(Cost $47,888,524)
See Notes to Financial Statements

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
29,682	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$29,682
	(Cost $29,682)

	Total Investments — 99.8%	48,166,698
	(Cost $47,918,206)
	Net Other Assets and Liabilities — 0.2%	91,950
	Net Assets — 100.0%	$48,258,648

(a)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 48,137,016	$ 48,137,016	$ —	$ —
Money Market Funds	29,682	29,682	—	—
Total Investments	$48,166,698	$48,166,698	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
1,437	Woodward, Inc.	$262,238
	Air Freight & Logistics — 1.1%
2,462	Expeditors International of Washington, Inc.	296,056
	Automobile Components — 1.8%
9,712	Gentex Corp.	226,289
3,232	Visteon Corp. (a)	250,868
		477,157
	Banks — 4.0%
2,270	City Holding Co.	266,657
4,189	Commerce Bancshares, Inc.	260,682
1,897	Cullen/Frost Bankers, Inc.	237,504
5,184	Westamerica BanCorp	262,466
		1,027,309
	Beverages — 3.1%
7,923	Brown-Forman Corp., Class B	268,906
196	Coca-Cola Consolidated, Inc.	264,600
6,392	National Beverage Corp.	265,524
		799,030
	Biotechnology — 2.7%
1,896	Neurocrine Biosciences, Inc. (a)	209,698
24,365	Roivant Sciences Ltd. (a)	245,843
756	United Therapeutics Corp. (a)	233,052
		688,593
	Building Products — 2.9%
3,783	A.O. Smith Corp.	247,257
2,034	Allegion PLC	265,356
420	Lennox International, Inc.	235,548
		748,161
	Capital Markets — 12.0%
6,409	Artisan Partners Asset Management, Inc., Class A	250,592
1,395	Cboe Global Markets, Inc.	315,674
3,079	Cohen & Steers, Inc.	247,090
587	FactSet Research Systems, Inc.	266,874
7,113	Federated Hermes, Inc.	289,997
1,807	Hamilton Lane, Inc., Class A	268,647
1,499	Houlihan Lokey, Inc.	242,088
1,429	Interactive Brokers Group, Inc., Class A	236,628
1,232	MarketAxess Holdings, Inc.	266,543
830	Morningstar, Inc.	248,892
1,626	Raymond James Financial, Inc.	225,868
3,254	SEI Investments Co.	252,608
		3,111,501
Shares	Description	Value

	Chemicals — 2.8%
2,976	Cabot Corp.	$247,425
2,801	CF Industries Holdings, Inc.	218,898
2,147	RPM International, Inc.	248,365
		714,688
	Commercial Services & Supplies — 4.0%
3,695	Brady Corp., Class A	261,015
1,127	Clean Harbors, Inc. (a)	222,132
1,659	MSA Safety, Inc.	243,359
5,610	Rollins, Inc.	303,108
		1,029,614
	Communications Equipment — 1.1%
1,030	F5, Inc. (a)	274,258
	Construction & Engineering — 0.9%
2,494	AECOM	231,268
	Consumer Staples Distribution & Retail — 1.2%
694	Casey’s General Stores, Inc.	301,224
	Containers & Packaging — 1.9%
1,420	Avery Dennison Corp.	252,717
1,142	Packaging Corp. of America	226,139
		478,856
	Diversified Consumer Services — 2.2%
1,599	Grand Canyon Education, Inc. (a)	276,659
14,496	Laureate Education, Inc. (a)	296,443
		573,102
	Electrical Equipment — 0.8%
823	Acuity, Inc.	216,737
	Electronic Equipment, Instruments & Components — 1.7%
4,263	Crane NXT Co.	219,118
1,668	Jabil, Inc.	226,965
		446,083
	Entertainment — 1.0%
2,004	Live Nation Entertainment, Inc. (a)	261,682
	Financial Services — 3.1%
733	Corpay, Inc. (a)	255,612
2,730	Euronet Worldwide, Inc. (a)	291,700
7,202	NMI Holdings, Inc. (a)	259,632
		806,944
	Food Products — 3.3%
2,011	Ingredion, Inc.	271,907
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,588	Lancaster Colony Corp.	$277,900
3,706	McCormick & Co., Inc.	305,041
		854,848
	Ground Transportation — 0.9%
1,559	Landstar System, Inc.	234,162
	Health Care Equipment & Supplies — 0.9%
3,896	Hologic, Inc. (a)	240,656
	Health Care Providers & Services — 2.3%
490	Chemed Corp.	301,507
2,867	Encompass Health Corp.	290,370
		591,877
	Hotels, Restaurants & Leisure — 1.9%
1,451	Expedia Group, Inc.	243,913
1,518	Texas Roadhouse, Inc.	252,945
		496,858
	Household Durables — 1.1%
4,558	Somnigroup International, Inc.	272,933
	Household Products — 1.0%
1,695	Clorox (The) Co.	249,589
	Insurance — 12.0%
2,010	American Financial Group, Inc.	263,993
1,284	Assurant, Inc.	269,319
1,932	Cincinnati Financial Corp.	285,395
670	Erie Indemnity Co., Class A	280,763
750	Everest Group Ltd.	272,498
153	Markel Group, Inc. (a)	286,050
930	Primerica, Inc.	264,613
1,055	RenaissanceRe Holdings Ltd.	253,200
6,050	Skyward Specialty Insurance Group, Inc. (a)	320,166
3,624	Unum Group	295,211
4,566	W.R. Berkley Corp.	324,917
		3,116,125
	Interactive Media & Services — 1.0%
6,675	Yelp, Inc. (a)	247,175
	IT Services — 0.9%
1,352	GoDaddy, Inc., Class A (a)	243,549
	Machinery — 8.8%
3,824	Donaldson Co., Inc.	256,438
1,393	Dover Corp.	244,722
2,747	Franklin Electric Co., Inc.	257,888
3,191	Graco, Inc.	266,480
1,797	ITT, Inc.	232,101
Shares	Description	Value

	Machinery (Continued)
1,256	Nordson Corp.	$253,360
780	Snap-on, Inc.	262,868
3,257	Toro (The) Co.	236,947
1,309	Watts Water Technologies, Inc., Class A	266,931
		2,277,735
	Oil, Gas & Consumable Fuels — 1.9%
10,240	Magnolia Oil & Gas Corp., Class A	258,663
5,289	Viper Energy, Inc.	238,798
		497,461
	Personal Care Products — 0.9%
1,961	Interparfums, Inc.	223,299
	Professional Services — 7.1%
1,180	Broadridge Financial Solutions, Inc.	286,103
5,762	ExlService Holdings, Inc. (a)	272,024
6,022	Genpact Ltd.	303,388
1,751	Leidos Holdings, Inc.	236,280
3,466	Maximus, Inc.	236,347
3,830	Robert Half, Inc.	208,926
5,230	UL Solutions, Inc., Class A	294,972
		1,838,040
	Software — 3.0%
14,328	A10 Networks, Inc.	234,120
1,582	InterDigital, Inc.	327,078
4,317	Progress Software Corp.	222,369
		783,567
	Specialty Retail — 0.9%
3,317	Best Buy Co., Inc.	244,164
	Textiles, Apparel & Luxury Goods — 1.6%
1,129	Ralph Lauren Corp.	249,215
6,606	Steven Madden Ltd.	175,984
		425,199
	Trading Companies & Distributors — 1.1%
547	Watsco, Inc.	278,040
	Total Common Stocks	25,859,778
	(Cost $26,076,570)
See Notes to Financial Statements

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
30,986	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	$30,986
	(Cost $30,986)

	Total Investments — 100.0%	25,890,764
	(Cost $26,107,556)
	Net Other Assets and Liabilities — 0.0%	1,252
	Net Assets — 100.0%	$25,892,016

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,859,778	$ 25,859,778	$ —	$ —
Money Market Funds	30,986	30,986	—	—
Total Investments	$25,890,764	$25,890,764	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
518	Axon Enterprise, Inc. (a)	$272,442
	Banks — 5.3%
4,302	Axos Financial, Inc. (a)	277,565
2,172	Cullen/Frost Bankers, Inc.	271,934
5,384	Enterprise Financial Services Corp.	289,336
2,913	Nicolet Bankshares, Inc.	317,401
4,264	Stock Yards Bancorp, Inc.	294,472
		1,450,708
	Biotechnology — 6.7%
10,436	Alkermes PLC (a)	344,597
13,578	Catalyst Pharmaceuticals, Inc. (a)	329,266
8,506	Exelixis, Inc. (a)	314,042
5,575	Halozyme Therapeutics, Inc. (a)	355,741
2,148	Neurocrine Biosciences, Inc. (a)	237,569
861	United Therapeutics Corp. (a)	265,420
		1,846,635
	Building Products — 3.9%
2,435	Advanced Drainage Systems, Inc.	264,563
6,137	AZEK (The) Co., Inc. (a)	300,038
795	CSW Industrials, Inc.	231,758
3,666	Tecnoglass, Inc.	262,302
		1,058,661
	Capital Markets — 1.0%
1,621	Interactive Brokers Group, Inc., Class A	268,421
	Chemicals — 3.0%
3,373	Cabot Corp.	280,431
2,714	Innospec, Inc.	257,152
2,427	RPM International, Inc.	280,755
		818,338
	Commercial Services & Supplies — 2.2%
1,867	MSA Safety, Inc.	273,870
6,353	Rollins, Inc.	343,253
		617,123
	Construction & Engineering — 5.4%
1,720	Argan, Inc.	225,612
604	Comfort Systems USA, Inc.	194,687
605	EMCOR Group, Inc.	223,626
3,315	Granite Construction, Inc.	249,951
1,182	IES Holdings, Inc. (a)	195,160
3,616	Primoris Services Corp.	207,595
1,685	Sterling Infrastructure, Inc. (a)	190,759
		1,487,390
Shares	Description	Value

	Construction Materials — 0.8%
2,513	United States Lime & Minerals, Inc.	$222,099
	Consumer Staples Distribution & Retail — 2.4%
788	Casey’s General Stores, Inc.	342,023
3,503	PriceSmart, Inc.	307,739
		649,762
	Diversified Consumer Services — 3.6%
3,125	Adtalem Global Education, Inc. (a)	314,500
16,361	Laureate Education, Inc. (a)	334,582
2,699	Stride, Inc. (a)	341,424
		990,506
	Electrical Equipment — 0.8%
707	Hubbell, Inc.	233,953
	Electronic Equipment, Instruments & Components — 1.6%
18,686	Daktronics, Inc. (a)	227,596
8,696	Napco Security Technologies, Inc.	200,182
		427,778
	Energy Equipment & Services — 0.8%
4,777	Cactus, Inc., Class A	218,930
	Entertainment — 1.1%
2,274	Live Nation Entertainment, Inc. (a)	296,939
	Financial Services — 2.3%
828	Corpay, Inc. (a)	288,740
3,107	Euronet Worldwide, Inc. (a)	331,983
		620,723
	Food Products — 2.3%
2,293	Ingredion, Inc.	310,037
1,805	Lancaster Colony Corp.	315,875
		625,912
	Health Care Equipment & Supplies — 1.2%
3,339	Lantheus Holdings, Inc. (a)	325,886
	Health Care Providers & Services — 1.2%
14,886	Progyny, Inc. (a)	332,553
	Hotels, Restaurants & Leisure — 1.0%
1,727	Texas Roadhouse, Inc.	287,770
	Household Durables — 3.2%
655	Cavco Industries, Inc. (a)	340,358
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
1,561	Installed Building Products, Inc.	$267,649
886	TopBuild Corp. (a)	270,186
		878,193
	Insurance — 10.9%
755	Erie Indemnity Co., Class A	316,383
852	Everest Group Ltd.	309,557
2,533	HCI Group, Inc.	378,000
696	Kinsale Capital Group, Inc.	338,750
175	Markel Group, Inc. (a)	327,182
6,185	Mercury General Corp.	345,741
1,194	RenaissanceRe Holdings Ltd.	286,560
5,122	W.R. Berkley Corp.	364,481
165	White Mountains Insurance Group Ltd.	317,759
		2,984,413
	IT Services — 0.8%
1,346	EPAM Systems, Inc. (a)	227,259
	Life Sciences Tools & Services — 1.0%
902	Medpace Holdings, Inc. (a)	274,830
	Machinery — 2.0%
1,695	Alamo Group, Inc.	302,066
2,584	Allison Transmission Holdings, Inc.	247,211
		549,277
	Metals & Mining — 1.7%
1,612	Alpha Metallurgical Resources, Inc. (a)	201,903
1,498	Carpenter Technology Corp.	271,408
		473,311
	Oil, Gas & Consumable Fuels — 1.7%
3,162	Core Natural Resources, Inc.	243,791
15,984	Peabody Energy Corp.	216,583
		460,374
	Personal Care Products — 0.9%
2,216	Interparfums, Inc.	252,336
	Pharmaceuticals — 1.0%
7,887	Harmony Biosciences Holdings, Inc. (a)	261,770
	Professional Services — 9.2%
2,256	Booz Allen Hamilton Holding Corp.	235,933
1,324	Broadridge Financial Solutions, Inc.	321,017
6,506	ExlService Holdings, Inc. (a)	307,148
1,586	FTI Consulting, Inc. (a)	260,231
Shares	Description	Value

	Professional Services (Continued)
1,980	Leidos Holdings, Inc.	$267,181
1,473	Paycom Software, Inc.	321,821
1,561	Paylocity Holding Corp. (a)	292,438
18,343	Upwork, Inc. (a)	239,376
12,163	Verra Mobility Corp. (a)	273,789
		2,518,934
	Semiconductors & Semiconductor Equipment — 3.8%
4,283	Axcelis Technologies, Inc. (a)	212,736
3,041	Cirrus Logic, Inc. (a)	303,051
12,539	Photronics, Inc. (a)	260,310
5,021	Rambus, Inc. (a)	259,962
		1,036,059
	Software — 6.8%
1,220	Appfolio, Inc., Class A (a)	268,278
5,168	BlackLine, Inc. (a)	250,235
3,428	Docusign, Inc. (a)	279,039
1,120	Manhattan Associates, Inc. (a)	193,805
2,972	Pegasystems, Inc.	206,613
1,640	PTC, Inc. (a)	254,118
1,618	SPS Commerce, Inc. (a)	214,757
5,499	Vertex, Inc., Class A (a)	192,520
		1,859,365
	Specialty Retail — 2.7%
2,337	Abercrombie & Fitch Co., Class A (a)	178,477
8,296	Chewy, Inc., Class A (a)	269,703
5,579	Urban Outfitters, Inc. (a)	292,339
		740,519
	Technology Hardware, Storage & Peripherals — 0.8%
4,675	Pure Storage, Inc., Class A (a)	206,962
	Textiles, Apparel & Luxury Goods — 3.4%
3,028	Crocs, Inc. (a)	321,574
1,455	Deckers Outdoor Corp. (a)	162,683
4,366	Skechers U.S.A., Inc., Class A (a)	247,901
7,504	Steven Madden Ltd.	199,907
		932,065
	Trading Companies & Distributors — 2.4%
1,203	Applied Industrial Technologies, Inc.	271,084
22,573	DNOW, Inc. (a)	385,547
		656,631
	Total Common Stocks	27,364,827
	(Cost $30,889,256)
See Notes to Financial Statements

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
35,727	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	$35,727
	(Cost $35,727)

	Total Investments — 100.0%	27,400,554
	(Cost $30,924,983)
	Net Other Assets and Liabilities — (0.0)%	(7,785)
	Net Assets — 100.0%	$27,392,769

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,364,827	$ 27,364,827	$ —	$ —
Money Market Funds	35,727	35,727	—	—
Total Investments	$27,400,554	$27,400,554	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 3.9%
4,280	Aristocrat Leisure Ltd. (AUD) (c)	$173,097
	Bermuda — 0.5%
67,250	China Ruyi Holdings Ltd. (HKD) (c) (d)	20,676
	Cayman Islands — 22.7%
3,064	Hello Group, Inc., ADR	19,334
10,466	iQIYI, Inc., ADR (d)	23,653
4,936	JOYY, Inc., ADR (d)	207,213
21,664	Kuaishou Technology (HKD) (c) (d) (e) (f)	151,920
1,500	NetEase Cloud Music, Inc. (HKD) (c) (d) (e) (f)	28,665
2,062	NetEase, Inc., ADR	212,221
3,917	Tencent Holdings Ltd. (HKD) (c)	250,281
7,225	Tencent Music Entertainment Group, ADR	104,112
		997,399
	Greece — 0.6%
1,307	OPAP S.A. (EUR) (c)	25,965
	Guernsey — 0.5%
3,626	Super Group SGHC Ltd.	23,351
	Ireland — 3.8%
744	Flutter Entertainment PLC (d)	164,833
	Isle Of Man — 0.9%
5,259	Entain PLC (GBP) (c)	39,734
	Japan — 15.6%
2,700	Capcom Co., Ltd. (JPY) (c)	66,640
800	Konami Group Corp. (JPY) (c)	94,466
3,261	Nexon Co., Ltd. (JPY) (c)	44,664
3,290	Nintendo Co., Ltd. (JPY) (c)	223,647
9,215	Sony Group Corp. (JPY) (c)	233,167
500	Square Enix Holdings Co., Ltd. (JPY) (c)	23,226
		685,810
	Luxembourg — 5.0%
397	Spotify Technology S.A. (d)	218,362
	South Korea — 1.6%
230	Krafton, Inc. (KRW) (c) (d)	52,599
325	SOOP Co., Ltd. (KRW) (c)	18,069
		70,668
	Sweden — 2.7%
1,679	Betsson AB, Class B (SEK) (c)	26,014
1,243	Evolution AB (SEK) (c) (e) (f)	92,615
		118,629
Shares	Description	Value

	Switzerland — 0.6%
1,139	Sportradar Group AG, Class A (d)	$24,625
	United States — 41.5%
1,562	Advanced Micro Devices, Inc. (d)	160,480
3,875	DraftKings, Inc., Class A (d)	128,689
1,320	Electronic Arts, Inc.	190,767
3,952	fuboTV, Inc. (d)	11,540
3,372	GameStop Corp., Class A (d) (g)	75,263
768	Light & Wonder, Inc. (d)	66,517
1,897	MGM Resorts International (d)	56,227
217	Netflix, Inc. (d)	202,359
1,156	Penn Entertainment, Inc. (d)	18,854
3,067	ROBLOX Corp., Class A (d)	178,775
1,047	Roku, Inc. (d)	73,751
1,815	Rumble, Inc. (d) (g)	12,832
1,449	Rush Street Interactive, Inc. (d)	15,533
1,036	Take-Two Interactive Software, Inc. (d)	214,711
2,498	Unity Software, Inc. (d)	48,936
1,734	Walt Disney (The) Co.	171,146
18,336	Warner Bros. Discovery, Inc. (d)	196,745
		1,823,125
	Total Common Stocks	4,386,274
	(Cost $4,121,913)
MONEY MARKET FUNDS — 0.1%
4,632	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (h)	4,632
	(Cost $4,632)

See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
March 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.8%
$79,820	JPMorgan Chase & Co., 4.36% (h), dated 03/31/25, due 04/01/25, with a maturity value of $79,830. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.63%, due 02/15/42 to 02/15/55. The value of the collateral including accrued interest is $81,416. (i)	$79,820
	(Cost $79,820)

	Total Investments — 101.8%	4,470,726
	(Cost $4,206,365)
	Net Other Assets and Liabilities — (1.8)%	(77,667)
	Net Assets — 100.0%	$4,393,059

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $1,565,445 or 35.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $79,264 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $79,820.

(h)	Rate shown reflects yield as of March 31, 2025.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	65.0%
JPY	15.3
HKD	10.1
AUD	3.9
SEK	2.6
KRW	1.6
GBP	0.9
EUR	0.6
Total	100.0%
See Notes to Financial Statements

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
March 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 997,399	$ 566,533	$ 430,866	$ —
Guernsey	23,351	23,351	—	—
Ireland	164,833	164,833	—	—
Luxembourg	218,362	218,362	—	—
Switzerland	24,625	24,625	—	—
United States	1,823,125	1,823,125	—	—
Other Country Categories*	1,134,579	—	1,134,579	—
Money Market Funds	4,632	4,632	—	—
Repurchase Agreements	79,820	—	79,820	—
Total Investments	$4,470,726	$2,825,461	$1,645,265	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$79,264
Non-cash Collateral(2)	(79,264)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$79,820
Non-cash Collateral(4)	(79,820)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2025

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)	First Trust Nasdaq Pharmaceuticals ETF (FTXH)
ASSETS:
Investments, at value	$224,151,471	$25,965,259	$157,302,220	$15,142,868
Cash	—	—	—	—
Foreign currency, at value	—	—	—	—
Due from authorized participant	—	—	—	—
Receivables:
Dividends	613,365	34,372	97,898	8,092
Reclaims	—	383	—	—
Securities lending income	—	—	13	—
Total Assets	224,764,836	26,000,014	157,400,131	15,150,960

LIABILITIES:
Payables:
Investment advisory fees	116,166	12,800	78,519	7,859
Investment securities purchased	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Collateral for securities on loan	—	—	3,290	—
Total Liabilities	116,166	12,800	81,809	7,859
NET ASSETS	$224,648,670	$25,987,214	$157,318,322	$15,143,101

NET ASSETS consist of:
Paid-in capital	$382,259,415	$103,035,092	$242,645,199	$20,792,635
Par value	74,000	11,000	52,000	5,500
Accumulated distributable earnings (loss)	(157,684,745)	(77,058,878)	(85,378,877)	(5,655,034)
NET ASSETS	$224,648,670	$25,987,214	$157,318,322	$15,143,101
NET ASSET VALUE, per share	$30.36	$23.62	$30.25	$27.53
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,400,002	1,100,002	5,200,002	550,002
Investments, at cost	$221,153,335	$28,969,228	$152,634,890	$16,430,903
Foreign currency, at cost (proceeds)	$—	$—	$—	$—
Securities on loan, at value	$—	$—	$3,023	$—
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network E-Commerce ETF (ISHP)	Emerging Markets Equity Select ETF (RNEM)	First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

$234,619,089	$28,247,490	$7,240,533	$18,061,924	$48,166,698
—	—	341	—	2
—	—	23	10,455	—
—	—	36,475	—	—

144,554	16,331	7,610	27,453	111,167
—	—	3,560	338	598
—	7	—	—	—
234,763,643	28,263,828	7,288,542	18,100,170	48,278,465

129,926	15,303	3,863	11,396	19,817
—	—	36,475	—	—
—	—	—	62,304	—
—	116	—	—	—
129,926	15,419	40,338	73,700	19,817
$234,633,717	$28,248,409	$7,248,204	$18,026,470	$48,258,648

$332,002,775	$93,326,791	$12,609,228	$17,455,076	$51,653,971
31,000	9,500	2,000	3,500	15,000
(97,400,058)	(65,087,882)	(5,363,024)	567,894	(3,410,323)
$234,633,717	$28,248,409	$7,248,204	$18,026,470	$48,258,648
$75.69	$29.74	$36.24	$51.50	$32.17
3,100,002	950,002	200,002	350,002	1,500,002
$263,193,204	$29,299,702	$7,051,788	$17,284,780	$47,918,206
$—	$—	$23	$10,336	$—
$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
March 31, 2025

	First Trust SMID Capital Strength ETF (FSCS)	First Trust SMID Growth Strength ETF (FSGS)	First Trust S-Network Streaming & Gaming ETF (BNGE)
ASSETS:
Investments, at value	$25,890,764	$27,400,554	$4,470,726
Cash	—	1	—
Foreign currency, at value	—	—	—
Due from authorized participant	—	—	—
Receivables:
Dividends	14,171	6,086	4,673
Reclaims	—	—	178
Securities lending income	—	—	8
Total Assets	25,904,935	27,406,641	4,475,585

LIABILITIES:
Payables:
Investment advisory fees	12,919	13,872	2,706
Investment securities purchased	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	79,820
Total Liabilities	12,919	13,872	82,526
NET ASSETS	$25,892,016	$27,392,769	$4,393,059

NET ASSETS consist of:
Paid-in capital	$30,697,839	$38,228,216	$4,583,704
Par value	7,500	10,000	1,500
Accumulated distributable earnings (loss)	(4,813,323)	(10,845,447)	(192,145)
NET ASSETS	$25,892,016	$27,392,769	$4,393,059
NET ASSET VALUE, per share	$34.52	$27.39	$29.29
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	750,002	1,000,002	150,002
Investments, at cost	$26,107,556	$30,924,983	$4,206,365
Foreign currency, at cost (proceeds)	$—	$—	$—
Securities on loan, at value	$—	$—	$79,264
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2025

	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)	First Trust Nasdaq Pharmaceuticals ETF (FTXH)
INVESTMENT INCOME:
Dividends	$4,381,200	$979,584	$5,459,925	$389,902
Securities lending income (net of fees)	—	—	3,205	—
Foreign withholding tax	(9,531)	—	—	—
Total investment income	4,371,669	979,584	5,463,130	389,902

EXPENSES:
Investment advisory fees	859,178	209,445	1,112,949	105,083
Other expenses	—	—	—	—
Total expenses	859,178	209,445	1,112,949	105,083
NET INVESTMENT INCOME (LOSS)	3,512,491	770,139	4,350,181	284,819

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,718,061)	(819,451)	1,750,363	543,110
In-kind redemptions	5,900,490	(1,469,298)	8,033,963	756,340
Foreign currency transactions	—	—	—	—
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	3,182,429	(2,288,749)	9,784,326	1,299,450
Net change in unrealized appreciation (depreciation) on:
Investments	(3,383,181)	1,260,093	(23,857,822)	(1,562,859)
Foreign currency translation	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(3,383,181)	1,260,093	(23,857,822)	(1,562,859)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(200,752)	(1,028,656)	(14,073,496)	(263,409)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,311,739	$(258,517)	$(9,723,315)	$21,410
See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)	First Trust S-Network E-Commerce ETF (ISHP)	Emerging Markets Equity Select ETF (RNEM)	First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

$12,355,604	$689,820	$72,377	$628,915	$1,311,463
—	22	—	—	—
(106,879)	—	(4,901)	(65,798)	—
12,248,725	689,842	67,476	563,117	1,311,463

6,734,366	207,927	31,179	136,439	202,204
—	—	—	1,670	—
6,734,366	207,927	31,179	138,109	202,204
5,514,359	481,915	36,297	425,008	1,109,259

(35,377,638)	(1,836,045)	(143,870)	847,904	(294,881)
330,881,622	1,798,485	557,396	—	2,696,396
—	—	(2,107)	(15,729)	—
—	—	—	(126,536)	—
295,503,984	(37,560)	411,419	705,639	2,401,515

(352,849,185)	(2,730,723)	479,808	(691,171)	(2,212,634)
—	—	92	399	—
—	—	—	66,156	—
(352,849,185)	(2,730,723)	479,900	(624,616)	(2,212,634)
(57,345,201)	(2,768,283)	891,319	81,023	188,881
$(51,830,842)	$(2,286,368)	$927,616	$506,031	$1,298,140
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Year Ended March 31, 2025

	First Trust SMID Capital Strength ETF (FSCS)	First Trust SMID Growth Strength ETF (FSGS)	First Trust S-Network Streaming & Gaming ETF (BNGE)
INVESTMENT INCOME:
Dividends	$316,718	$537,540	$34,108
Securities lending income (net of fees)	—	7,809	2,011
Foreign withholding tax	(892)	(331)	(1,460)
Total investment income	315,826	545,018	34,659

EXPENSES:
Investment advisory fees	124,565	167,907	32,645
Other expenses	—	—	—
Total expenses	124,565	167,907	32,645
NET INVESTMENT INCOME (LOSS)	191,261	377,111	2,014

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,468,782)	(3,065,892)	(166,979)
In-kind redemptions	4,204,967	8,050,767	1,391,580
Foreign currency transactions	—	—	(283)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	2,736,185	4,984,875	1,224,318
Net change in unrealized appreciation (depreciation) on:
Investments	(2,357,996)	(6,877,729)	(585,206)
Foreign currency translation	—	—	7
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	(2,357,996)	(6,877,729)	(585,199)
NET REALIZED AND UNREALIZED GAIN (LOSS)	378,189	(1,892,854)	639,119
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$569,450	$(1,515,743)	$641,133
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2025	Year Ended 3/31/2024
OPERATIONS:
Net investment income (loss)	$3,512,491	$4,259,193	$770,139	$8,589,758
Net realized gain (loss)	3,182,429	(6,472,738)	(2,288,749)	(65,643,545)
Net change in unrealized appreciation (depreciation)	(3,383,181)	36,502,576	1,260,093	(19,207,307)
Net increase (decrease) in net assets resulting from operations	3,311,739	34,289,031	(258,517)	(76,261,094)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,320,362)	(4,511,012)	(834,902)	(9,498,687)
Return of capital	—	—	—	—
Total distributions to shareholders	(3,320,362)	(4,511,012)	(834,902)	(9,498,687)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	140,871,327	11,520,117	5,937,981	174,966,361
Cost of shares redeemed	(31,481,366)	(90,738,828)	(36,019,549)	(1,016,383,813)
Net increase (decrease) in net assets resulting from shareholder transactions	109,389,961	(79,218,711)	(30,081,568)	(841,417,452)
Total increase (decrease) in net assets	109,381,338	(49,440,692)	(31,174,987)	(927,177,233)

NET ASSETS:
Beginning of period	115,267,332	164,708,024	57,162,201	984,339,434
End of period	$224,648,670	$115,267,332	$25,987,214	$57,162,201

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,250,002	7,750,002	2,300,002	36,550,002
Shares sold	4,250,000	500,000	250,000	6,700,000
Shares redeemed	(1,100,000)	(4,000,000)	(1,450,000)	(40,950,000)
Shares outstanding, end of period	7,400,002	4,250,002	1,100,002	2,300,002
See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Semiconductor ETF (FTXL)
Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2025	Year Ended 3/31/2024

$4,350,181	$5,971,855	$284,819	$332,774	$5,514,359	$8,164,699
9,784,326	13,086,767	1,299,450	1,326,152	295,503,984	105,383,396
(23,857,822)	23,681,409	(1,562,859)	182,294	(352,849,185)	283,840,801
(9,723,315)	42,740,031	21,410	1,841,220	(51,830,842)	397,388,896

(4,495,771)	(8,111,462)	(295,661)	(331,056)	(5,946,221)	(7,598,716)
—	—	—	—	—	—
(4,495,771)	(8,111,462)	(295,661)	(331,056)	(5,946,221)	(7,598,716)

18,276,193	36,963,356	1,388,563	5,416,652	231,988,980	600,114,531
(69,443,482)	(163,483,466)	(6,967,960)	(18,569,770)	(1,375,816,390)	(541,762,571)
(51,167,289)	(126,520,110)	(5,579,397)	(13,153,118)	(1,143,827,410)	58,351,960
(65,386,375)	(91,891,541)	(5,853,648)	(11,642,954)	(1,201,604,473)	448,142,140

222,704,697	314,596,238	20,996,749	32,639,703	1,436,238,190	988,096,050
$157,318,322	$222,704,697	$15,143,101	$20,996,749	$234,633,717	$1,436,238,190

6,900,002	11,650,002	750,002	1,250,002	15,850,002	15,250,002
600,000	1,250,000	50,000	200,000	2,550,000	8,000,000
(2,300,000)	(6,000,000)	(250,000)	(700,000)	(15,300,000)	(7,400,000)
5,200,002	6,900,002	550,002	750,002	3,100,002	15,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Nasdaq Transportation ETF (FTXR)		First Trust S-Network E-Commerce ETF (ISHP)
	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2025	Year Ended 3/31/2024
OPERATIONS:
Net investment income (loss)	$481,915	$539,589	$36,297	$35,853
Net realized gain (loss)	(37,560)	2,100,041	411,419	(98,378)
Net change in unrealized appreciation (depreciation)	(2,730,723)	4,097,324	479,900	670,790
Net increase (decrease) in net assets resulting from operations	(2,286,368)	6,736,954	927,616	608,265

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(725,591)	(576,571)	(54,106)	(90,981)
Return of capital	—	—	—	—
Total distributions to shareholders	(725,591)	(576,571)	(54,106)	(90,981)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,460,092	14,916,915	3,747,999	—
Cost of shares redeemed	(12,546,161)	(28,396,169)	(1,847,488)	(1,367,329)
Net increase (decrease) in net assets resulting from shareholder transactions	(9,086,069)	(13,479,254)	1,900,511	(1,367,329)
Total increase (decrease) in net assets	(12,098,028)	(7,318,871)	2,774,021	(850,045)

NET ASSETS:
Beginning of period	40,346,437	47,665,308	4,474,183	5,324,228
End of period	$28,248,409	$40,346,437	$7,248,204	$4,474,183

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,250,002	1,750,002	150,002	200,002
Shares sold	100,000	500,000	100,000	—
Shares redeemed	(400,000)	(1,000,000)	(50,000)	(50,000)
Shares outstanding, end of period	950,002	1,250,002	200,002	150,002
See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)		First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)		First Trust SMID Capital Strength ETF (FSCS)
Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2025	Year Ended 3/31/2024

$425,008	$661,899	$1,109,259	$733,700	$191,261	$272,615
705,639	1,732,318	2,401,515	(507,237)	2,736,185	664,684
(624,616)	1,114,520	(2,212,634)	2,994,155	(2,357,996)	2,706,949
506,031	3,508,737	1,298,140	3,220,618	569,450	3,644,248

(594,513)	(554,192)	(1,084,391)	(742,862)	(220,811)	(253,181)
—	—	—	—	—	—
(594,513)	(554,192)	(1,084,391)	(742,862)	(220,811)	(253,181)

—	26,691,555	31,315,498	15,011,421	30,977,449	8,576,274
—	(20,486,867)	(13,337,096)	(12,957,004)	(23,705,868)	(6,092,423)
—	6,204,688	17,978,402	2,054,417	7,271,581	2,483,851
(88,482)	9,159,233	18,192,151	4,532,173	7,620,220	5,874,918

18,114,952	8,955,719	30,066,497	25,534,324	18,271,796	12,396,878
$18,026,470	$18,114,952	$48,258,648	$30,066,497	$25,892,016	$18,271,796

350,002	200,002	950,002	900,002	550,002	450,002
—	550,000	950,000	500,000	900,000	300,000
—	(400,000)	(400,000)	(450,000)	(700,000)	(200,000)
350,002	350,002	1,500,002	950,002	750,002	550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust SMID Growth Strength ETF (FSGS)		First Trust S-Network Streaming & Gaming ETF (BNGE)
	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2025	Year Ended 3/31/2024
OPERATIONS:
Net investment income (loss)	$377,111	$689,958	$2,014	$8,774
Net realized gain (loss)	4,984,875	(527,766)	1,224,318	(6,049)
Net change in unrealized appreciation (depreciation)	(6,877,729)	3,647,963	(585,199)	873,852
Net increase (decrease) in net assets resulting from operations	(1,515,743)	3,810,155	641,133	876,577

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(684,687)	(662,112)	—	(34,410)
Return of capital	—	—	—	(3,531)
Total distributions to shareholders	(684,687)	(662,112)	—	(37,941)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,054,762	15,935,852	2,600,806	—
Cost of shares redeemed	(42,563,880)	(7,868,176)	(3,897,082)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(9,509,118)	8,067,676	(1,296,276)	—
Total increase (decrease) in net assets	(11,709,548)	11,215,719	(655,143)	838,636

NET ASSETS:
Beginning of period	39,102,317	27,886,598	5,048,202	4,209,566
End of period	$27,392,769	$39,102,317	$4,393,059	$5,048,202

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,350,002	1,050,002	200,002	200,002
Shares sold	1,050,000	600,000	100,000	—
Shares redeemed	(1,400,000)	(300,000)	(150,000)	—
Shares outstanding, end of period	1,000,002	1,350,002	150,002	200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.12	$21.25	$31.75	$31.14	$15.64
Income from investment operations:
Net investment income (loss)	0.74 (a)	0.72 (a)	0.83	0.61	0.59 (a)
Net realized and unrealized gain (loss)	3.21 (b)	5.92	(10.54)	0.61 (b)	15.50
Total from investment operations	3.95	6.64	(9.71)	1.22	16.09
Distributions paid to shareholders from:
Net investment income	(0.71)	(0.77)	(0.79)	(0.61)	(0.59)
Net asset value, end of period	$30.36	$27.12	$21.25	$31.75	$31.14
Total return (c)	14.70%	31.97%	(30.94)%	3.89%	105.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$224,649	$115,267	$164,708	$361,937	$227,293
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.45%	3.23%	2.76%	1.91%	2.65%
Portfolio turnover rate (d)	24%	41%	69%	78%	176%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.85	$26.93	$27.03	$25.66	$17.28
Income from investment operations:
Net investment income (loss)	0.53 (a)	0.46 (a)	0.41	0.41	0.32
Net realized and unrealized gain (loss)	(1.12)	(1.48)	(0.13)	1.39	8.38
Total from investment operations	(0.59)	(1.02)	0.28	1.80	8.70
Distributions paid to shareholders from:
Net investment income	(0.64)	(1.06)	(0.38)	(0.43)	(0.32)
Net asset value, end of period	$23.62	$24.85	$26.93	$27.03	$25.66
Total return (b)	(2.38)%	(3.60)%	1.10%	7.13%	50.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,987	$57,162	$984,339	$10,810	$5,133
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.21%	1.74%	1.71%	1.61%	1.44%
Portfolio turnover rate (c)	20%	13%	78%	77%	131%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.28	$27.00	$26.47	$15.51	$8.10
Income from investment operations:
Net investment income (loss)	0.71 (a)	0.74 (a)	0.69 (a)	0.31	0.22
Net realized and unrealized gain (loss)	(1.98)	5.49	0.50 (b)	10.96	7.39
Total from investment operations	(1.27)	6.23	1.19	11.27	7.61
Distributions paid to shareholders from:
Net investment income	(0.76)	(0.95)	(0.66)	(0.31)	(0.20)
Net asset value, end of period	$30.25	$32.28	$27.00	$26.47	$15.51
Total return (c)	(3.88)%	23.65%	4.66%	73.19%	95.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$157,318	$222,705	$314,596	$1,147,631	$36,448
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.35%	2.42%	2.54%	1.87%	2.01%
Portfolio turnover rate (d)	32%	25%	100%	139%	136%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.00	$26.11	$26.63	$25.51	$19.36
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.37 (a)	0.33	0.27	0.24
Net realized and unrealized gain (loss)	(0.44)	1.90	(0.50)	1.10	6.14
Total from investment operations	0.01	2.27	(0.17)	1.37	6.38
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.38)	(0.35)	(0.25)	(0.23)
Net asset value, end of period	$27.53	$28.00	$26.11	$26.63	$25.51
Total return (b)	0.04%	8.79%	(0.61)%	5.39%	33.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,143	$20,997	$32,640	$17,311	$19,133
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.63%	1.40%	1.39%	0.97%	1.07%
Portfolio turnover rate (c)	28%	29%	76%	77%	83%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$90.61	$64.79	$69.97	$64.74	$33.00
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.51 (a)	0.46	0.27	0.23
Net realized and unrealized gain (loss)	(14.94)	25.79	(5.14) (b)	5.22	31.75
Total from investment operations	(14.49)	26.30	(4.68)	5.49	31.98
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.48)	(0.50)	(0.26)	(0.24)
Net asset value, end of period	$75.69	$90.61	$64.79	$69.97	$64.74
Total return (c)	(16.07)%	40.73%	(6.54)%	8.46%	97.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$234,634	$1,436,238	$988,096	$108,451	$84,156
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.49%	0.70%	0.78%	0.40%	0.45%
Portfolio turnover rate (d)	19%	28%	46%	58%	113%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.28	$27.24	$32.28	$32.88	$15.11
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.35 (a)	0.56	0.45	0.04
Net realized and unrealized gain (loss)	(2.26)	5.10	(5.04)	(0.62)	17.79
Total from investment operations	(1.81)	5.45	(4.48)	(0.17)	17.83
Distributions paid to shareholders from:
Net investment income	(0.73)	(0.41)	(0.56)	(0.43)	(0.06)
Net asset value, end of period	$29.74	$32.28	$27.24	$32.28	$32.88
Total return (b)	(5.79)%	20.13%	(13.76)%	(0.53)%	118.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,248	$40,346	$47,665	$280,842	$1,071,854
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.39%	1.22%	1.42%	0.92%	0.10%
Portfolio turnover rate (c)	27%	37%	71%	43%	129%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network E-Commerce ETF (ISHP)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.83	$26.62	$30.98	$31.48	$18.10
Income from investment operations:
Net investment income (loss)	0.24 (a)	0.20 (a)	0.06 (a)	0.26	0.19
Net realized and unrealized gain (loss)	6.53	3.46	(4.28)	(0.54)	13.39
Total from investment operations	6.77	3.66	(4.22)	(0.28)	13.58
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.45)	(0.14)	(0.22)	(0.20)
Net asset value, end of period	$36.24	$29.83	$26.62	$30.98	$31.48
Total return (b)	22.82%	13.99%	(13.57)%	(0.94)%	75.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,248	$4,474	$5,324	$18,586	$9,444
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.70%	0.73%	0.23%	0.91%	0.70%
Portfolio turnover rate (c)	41%	36%	95%	213%	114%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.76	$44.78	$48.61	$49.21	$37.80
Income from investment operations:
Net investment income (loss)	1.21 (a)	1.12 (a)	1.57	1.61	1.15
Net realized and unrealized gain (loss)	0.23	6.70	(4.13)	(0.67)	11.64
Total from investment operations	1.44	7.82	(2.56)	0.94	12.79
Distributions paid to shareholders from:
Net investment income	(1.45)	(0.84)	(1.27)	(1.20)	(1.38)
Net realized gain	(0.25)	—	—	—	—
Return of capital	—	—	—	(0.34)	—
Total distributions	(1.70)	(0.84)	(1.27)	(1.54)	(1.38)
Net asset value, end of period	$51.50	$51.76	$44.78	$48.61	$49.21
Total return (b)	2.80%	17.61%	(4.97)%	1.91%	34.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,026	$18,115	$8,956	$7,292	$7,381
Ratio of total expenses to average net assets	0.76% (c)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	2.34%	2.29%	3.61%	3.30%	2.94%
Portfolio turnover rate (d)	60%	104%	65%	72%	75%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.75%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.65	$28.37	$30.48	$28.07	$17.50
Income from investment operations:
Net investment income (loss)	0.90 (a)	0.84 (a)	0.79	0.64	0.58
Net realized and unrealized gain (loss)	0.47	3.32	(2.14)	2.40	10.61
Total from investment operations	1.37	4.16	(1.35)	3.04	11.19
Distributions paid to shareholders from:
Net investment income	(0.85)	(0.88)	(0.76)	(0.63)	(0.62)
Net asset value, end of period	$32.17	$31.65	$28.37	$30.48	$28.07
Total return (b)	4.32%	14.95%	(4.28)%	10.86%	64.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,259	$30,066	$25,534	$18,291	$8,422
Ratio of total expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.74%	2.93%	3.00%	2.33%	2.65%
Portfolio turnover rate (c)	38%	107%	52%	41%	89%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Capital Strength ETF (FSCS)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.22	$27.55	$29.40	$27.75	$15.85
Income from investment operations:
Net investment income (loss)	0.32 (a)	0.50 (a)	0.49	0.35	0.33
Net realized and unrealized gain (loss)	1.36	5.60	(1.84)	1.65	11.90
Total from investment operations	1.68	6.10	(1.35)	2.00	12.23
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.43)	(0.50)	(0.35)	(0.33)
Net asset value, end of period	$34.52	$33.22	$27.55	$29.40	$27.75
Total return (b)	5.07%	22.33%	(4.47)%	7.26%	77.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,892	$18,272	$12,397	$16,171	$16,647
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.92%	1.71%	1.71%	1.22%	1.46%
Portfolio turnover rate (c)	169% (d)	45%	51%	43%	60%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective June 7, 2024, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Growth Strength ETF (FSGS)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.96	$26.56	$28.97	$28.18	$14.87
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.62 (a)	0.56	0.46	0.28
Net realized and unrealized gain (loss)	(1.20)	2.38	(2.42)	0.78	13.34
Total from investment operations	(0.81)	3.00	(1.86)	1.24	13.62
Distributions paid to shareholders from:
Net investment income	(0.76)	(0.60)	(0.55)	(0.45)	(0.31)
Net asset value, end of period	$27.39	$28.96	$26.56	$28.97	$28.18
Total return (b)	(2.92)%	11.45%	(6.28)%	4.39%	92.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,393	$39,102	$27,887	$21,725	$9,864
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.35%	2.29%	2.22%	1.79%	1.37%
Portfolio turnover rate (c)	172% (d)	52%	72%	49%	71%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective December 3, 2024, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Streaming & Gaming ETF (BNGE)

	Year Ended March 31,			Period Ended 3/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$25.24	$21.05	$23.28	$24.46
Income from investment operations:
Net investment income (loss)	0.01 (b)	0.04 (b)	0.04	0.03
Net realized and unrealized gain (loss)	4.04	4.34	(2.17)	(1.20)
Total from investment operations	4.05	4.38	(2.13)	(1.17)
Distributions paid to shareholders from:
Net investment income	—	(0.17)	(0.08)	(0.00) (c)
Net realized gain	—	—	(0.02)	—
Return of capital	—	(0.02)	—	—
Total distributions	—	(0.19)	(0.10)	(0.00) (c)
Net asset value, end of period	$29.29	$25.24	$21.05	$23.28
Total return (d)	16.05%	20.89%	(9.08)%	(4.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,393	$5,048	$4,210	$3,492
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.71% (e)
Ratio of net investment income (loss) to average net assets	0.04%	0.20%	0.17%	0.47% (e)
Portfolio turnover rate (f)	31%	30%	42%	0%

(a)	Inception date is January 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2025

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twelve funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on Nasdaq, Inc. (“Nasdaq”) with the exception of BNGE which is listed and traded on NYSE Arca, Inc.

First Trust Nasdaq Bank ETF – (ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF – (ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF – (ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF – (ticker “FTXH”)
First Trust Nasdaq Semiconductor ETF – (ticker “FTXL”)
First Trust Nasdaq Transportation ETF – (ticker “FTXR”)
First Trust S-Network E-Commerce ETF – (ticker “ISHP”)
Emerging Markets Equity Select ETF – (ticker “RNEM”)
First Trust S&P 500 Diversified Dividend Aristocrats ETF – (ticker “KNGZ”)
First Trust SMID Capital Strength ETF – (ticker “FSCS”)(1)
First Trust SMID Growth Strength ETF – (ticker “FSGS”)(2)
First Trust S-Network Streaming & Gaming ETF – (ticker “BNGE”)

(1)	Effective June 7, 2024, Mid Cap US Equity Select ETF (ticker “RNMC”) changed its name and ticker to First Trust SMID Capital Strength ETF (ticker “FSCS”).
(2)	Effective December 3, 2024, Small Cap US Equity Select ETF (ticker “RNSC”) changed its name and ticker to First Trust SMID Growth Strength ETF (ticker “FSGS”).
Each of FTXO, FTXG, FTXN, FTXH, FTXL, FTXR and BNGE operates as a non-diversified series of the Trust. Each of ISHP, RNEM, KNGZ, FSCS and FSGS operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart BanksTM Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & BeverageTM Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & GasTM Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart PharmaceuticalsTM Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart SemiconductorTM Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart TransportationTM Index
First Trust S-Network E-Commerce ETF	S-Network Global E-Commerce IndexTM
Emerging Markets Equity Select ETF	Nasdaq Riskalyze Emerging MarketsTM Index
First Trust S&P 500 Diversified Dividend Aristocrats ETF	S&P 500® Sector-Neutral Dividend Aristocrats Index
First Trust SMID Capital Strength ETF	The SMID Capital Strength Index(1)
First Trust SMID Growth Strength ETF	The SMID Growth Strength Index(2)
First Trust S-Network Streaming & Gaming ETF	S-Network Streaming & Gaming Index

(1)	Prior to June 7, 2024, the index was the Nasdaq Riskalyze US Mid CapTM Index.
(2)	Prior to December 3, 2024, the index was the Nasdaq Riskalyze US Small CapTM Index.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2025, FTXN and BNGE had securities in the securities lending program. During the fiscal year ended March 31, 2025, FTXN, FTXR, FSGS, and BNGE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended March 31, 2025, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$3,320,362	$—	$—
First Trust Nasdaq Food & Beverage ETF	834,902	—	—
First Trust Nasdaq Oil & Gas ETF	4,495,771	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Pharmaceuticals ETF	$295,661	$—	$—
First Trust Nasdaq Semiconductor ETF	5,946,221	—	—
First Trust Nasdaq Transportation ETF	725,591	—	—
First Trust S-Network E-Commerce ETF	54,106	—	—
Emerging Markets Equity Select ETF	594,513	—	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	1,084,391	—	—
First Trust SMID Capital Strength ETF	220,811	—	—
First Trust SMID Growth Strength ETF	684,687	—	—
First Trust S-Network Streaming & Gaming ETF	—	—	—
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$4,511,012	$—	$—
First Trust Nasdaq Food & Beverage ETF	9,498,687	—	—
First Trust Nasdaq Oil & Gas ETF	8,111,462	—	—
First Trust Nasdaq Pharmaceuticals ETF	331,056	—	—
First Trust Nasdaq Semiconductor ETF	7,598,716	—	—
First Trust Nasdaq Transportation ETF	576,571	—	—
First Trust S-Network E-Commerce ETF	90,981	—	—
Emerging Markets Equity Select ETF	554,192	—	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	742,862	—	—
First Trust SMID Capital Strength ETF	253,181	—	—
First Trust SMID Growth Strength ETF	662,112	—	—
First Trust S-Network Streaming & Gaming ETF	34,410	—	3,531
As of March 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$476,758	$(160,068,594)	$1,907,091
First Trust Nasdaq Food & Beverage ETF	29,695	(73,461,225)	(3,627,348)
First Trust Nasdaq Oil & Gas ETF	66,667	(87,941,177)	2,495,633
First Trust Nasdaq Pharmaceuticals ETF	10,140	(4,280,537)	(1,384,637)
First Trust Nasdaq Semiconductor ETF	134,121	(68,264,228)	(29,269,951)
First Trust Nasdaq Transportation ETF	81,260	(63,982,527)	(1,186,615)
First Trust S-Network E-Commerce ETF	12,164	(5,506,610)	131,422
Emerging Markets Equity Select ETF	95,678	—	472,216
First Trust S&P 500 Diversified Dividend Aristocrats ETF	79,021	(3,090,103)	(399,241)
First Trust SMID Capital Strength ETF	6,105	(4,451,635)	(367,793)
First Trust SMID Growth Strength ETF	—	(7,312,942)	(3,532,505)
First Trust S-Network Streaming & Gaming ETF	21,607	(266,660)	52,908
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds, with the exception of BNGE, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For BNGE, the taxable period ended 2022 and years ended 2023, 2024, and 2025 remain open to federal and state audit. As of March 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Bank ETF	$160,068,594
First Trust Nasdaq Food & Beverage ETF	73,461,225
First Trust Nasdaq Oil & Gas ETF	87,941,177
First Trust Nasdaq Pharmaceuticals ETF	4,280,537
First Trust Nasdaq Semiconductor ETF	68,264,228
First Trust Nasdaq Transportation ETF	63,982,527
First Trust S-Network E-Commerce ETF	5,506,610
Emerging Markets Equity Select ETF	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	3,090,103
First Trust SMID Capital Strength ETF	4,451,635
First Trust SMID Growth Strength ETF	7,312,942
First Trust S-Network Streaming & Gaming ETF	266,660
During the taxable year ended March 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Nasdaq Oil & Gas ETF	$1,765,905
First Trust Nasdaq Pharmaceuticals ETF	569,727
Emerging Markets Equity Select ETF	522,363
First Trust S&P 500 Diversified Dividend Aristocrats ETF	161,744
First Trust S-Network Streaming & Gaming ETF	15,767
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended March 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended March 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Nasdaq Bank ETF	$—	$(5,363,493)	$5,363,493
First Trust Nasdaq Food & Beverage ETF	—	1,655,156	(1,655,156)
First Trust Nasdaq Oil & Gas ETF	—	(6,216,206)	6,216,206
First Trust Nasdaq Pharmaceuticals ETF	1,149	(703,662)	702,513
First Trust Nasdaq Semiconductor ETF	—	(325,622,830)	325,622,830
First Trust Nasdaq Transportation ETF	319,539	(2,053,230)	1,733,691
First Trust S-Network E-Commerce ETF	11,750	(554,088)	542,338
Emerging Markets Equity Select ETF	(26,559)	26,559	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	—	(2,541,151)	2,541,151
First Trust SMID Capital Strength ETF	7,059	(4,075,583)	4,068,524
First Trust SMID Growth Strength ETF	242,710	(7,468,371)	7,225,661
First Trust S-Network Streaming & Gaming ETF	7,620	(1,275,817)	1,268,197
As of March 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$222,244,380	$15,601,003	$(13,693,912)	$1,907,091
First Trust Nasdaq Food & Beverage ETF	29,592,607	878,425	(4,505,773)	(3,627,348)
First Trust Nasdaq Oil & Gas ETF	154,806,587	15,290,293	(12,794,660)	2,495,633
First Trust Nasdaq Pharmaceuticals ETF	16,527,505	1,570,924	(2,955,561)	(1,384,637)
First Trust Nasdaq Semiconductor ETF	263,889,040	12,252,637	(41,522,588)	(29,269,951)
First Trust Nasdaq Transportation ETF	29,434,105	2,723,225	(3,909,840)	(1,186,615)
First Trust S-Network E-Commerce ETF	7,109,113	695,279	(563,859)	131,420
Emerging Markets Equity Select ETF	17,526,916	2,099,590	(1,564,582)	535,008
First Trust S&P 500 Diversified Dividend Aristocrats ETF	48,565,939	3,191,376	(3,590,617)	(399,241)
First Trust SMID Capital Strength ETF	26,258,557	1,405,972	(1,773,765)	(367,793)
First Trust SMID Growth Strength ETF	30,933,059	719,606	(4,252,111)	(3,532,505)
First Trust S-Network Streaming & Gaming ETF	4,417,770	507,187	(454,231)	52,956
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Nasdaq Bank ETF	Nasdaq, Inc.
First Trust Nasdaq Food & Beverage ETF	Nasdaq, Inc.
First Trust Nasdaq Oil & Gas ETF	Nasdaq, Inc.
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq, Inc.
First Trust Nasdaq Semiconductor ETF	Nasdaq, Inc.
First Trust Nasdaq Transportation ETF	Nasdaq, Inc.
First Trust S-Network E-Commerce ETF	VettaFi LLC
Emerging Markets Equity Select ETF	Nitrogen Wealth, Inc.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
Fund	Licensor
First Trust S&P 500 Diversified Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust SMID Capital Strength ETF	Nasdaq, Inc.
First Trust SMID Growth Strength ETF	Nasdaq, Inc.
First Trust S-Network Streaming & Gaming ETF	VettaFi LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
J. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	ISHP	BNGE	RNEM
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.69375%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.67500%

Breakpoints	KNGZ
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
For FTXO, FTXG, FTXN, FTXH, FTXL, FTXR, FSCS and FSGS, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%
Fund net assets greater than $15 billion	0.510%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$35,454,894	$35,409,040
First Trust Nasdaq Food & Beverage ETF	7,401,883	7,520,344
First Trust Nasdaq Oil & Gas ETF	59,664,511	59,657,163
First Trust Nasdaq Pharmaceuticals ETF	4,863,877	4,881,691
First Trust Nasdaq Semiconductor ETF	213,789,352	213,296,493
First Trust Nasdaq Transportation ETF	9,561,387	9,838,282
First Trust S-Network E-Commerce ETF	2,275,378	2,084,971
Emerging Markets Equity Select ETF	10,914,694	11,185,256
First Trust S&P 500 Diversified Dividend Aristocrats ETF	15,435,993	15,371,134
First Trust SMID Capital Strength ETF	35,069,832	35,019,788
First Trust SMID Growth Strength ETF	48,118,031	48,269,396
First Trust S-Network Streaming & Gaming ETF	1,553,322	1,459,014
For the fiscal year ended March 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Bank ETF	$140,613,937	$31,404,397
First Trust Nasdaq Food & Beverage ETF	5,927,483	35,941,056
First Trust Nasdaq Oil & Gas ETF	18,237,816	69,192,860
First Trust Nasdaq Pharmaceuticals ETF	1,385,485	6,950,032

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
	Purchases	Sales
First Trust Nasdaq Semiconductor ETF	$231,540,144	$1,374,177,941
First Trust Nasdaq Transportation ETF	3,455,787	12,520,793
First Trust S-Network E-Commerce ETF	3,467,640	1,780,317
Emerging Markets Equity Select ETF	—	—
First Trust S&P 500 Diversified Dividend Aristocrats ETF	31,219,866	13,327,142
First Trust SMID Capital Strength ETF	30,924,092	23,707,027
First Trust SMID Growth Strength ETF	32,969,584	42,382,935
First Trust S-Network Streaming & Gaming ETF	2,463,466	3,848,613
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Semiconductor ETF, First Trust Nasdaq Transportation ETF, First Trust S-Network E-Commerce ETF, Emerging Markets Equity Select ETF, First Trust S&P 500 Diversified Dividend Aristocrats ETF, First Trust SMID Capital Strength ETF (formerly known as Mid Cap US Equity Select ETF), First Trust SMID Growth Strength ETF (formerly known as Small Cap US Equity Select ETF), and First Trust S-Network Streaming & Gaming ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, and the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Financial Highlights
First Trust Nasdaq Bank ETF	For the years ended March 31, 2025, 2024, 2023, 2022 and 2021
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust S-Network E-Commerce ETF
Emerging Markets Equity Select ETF
First Trust S&P 500 Diversified Dividend Aristocrats ETF
First Trust SMID Capital Strength ETF (formerly known as Mid Cap US Equity Select ETF)
First Trust SMID Growth Strength ETF (formerly known as Small Cap US Equity Select ETF)
First Trust S-Network Streaming & Gaming ETF	For the years ended March 31, 2025, 2024, 2023 and for the period from January 25, 2022 (commencement of investment operations) through March 31, 2022
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of

Report of Independent Registered Public Accounting Firm (Continued)
March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
May 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended March 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended March 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Federal Tax Information
For the taxable year ended March 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	80.65%
First Trust S-Network E-Commerce ETF	33.13%
Emerging Markets Equity Select ETF	0.00%
First Trust S&P 500 Diversified Dividend Aristocrats ETF	100.00%
First Trust SMID Capital Strength ETF	100.00%
First Trust SMID Growth Strength ETF	100.00%
First Trust S-Network Streaming & Gaming ETF	19.86%
For the taxable year ended March 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	80.65%
First Trust S-Network E-Commerce ETF	93.69%
Emerging Markets Equity Select ETF	43.99%
First Trust S&P 500 Diversified Dividend Aristocrats ETF	100.00%
First Trust SMID Capital Strength ETF	100.00%
First Trust SMID Growth Strength ETF	100.00%
First Trust S-Network Streaming & Gaming ETF	100.00%

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended March 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended (the “Code”), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
The following Funds meet the requirements of Section 853 of the Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended March 31, 2025, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust S-Network E-Commerce ETF	$51,589	$0.26	$4,901	$0.02
Emerging Markets Equity Select ETF	625,089	1.79	192,025	0.55
First Trust S-Network Streaming & Gaming ETF	29,175	0.19	1,460	0.01
Disclaimer
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
First Trust SMID Growth Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index, The SMID Capital Strength Index, and The SMID Growth Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index is a trademark or service mark of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and has been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. Nasdaq Riskalyze Emerging MarketsTM Index is a product of Nitrogen Wealth. RISKALYZE® and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Annual Financial Statements and Other Information
For the Period Ended March 31, 2025

First Trust Exchange-Traded Fund VI

First Trust Bloomberg Shareholder Yield ETF (SHRY)
First Trust Indxx Medical Devices ETF (MDEV)
First Trust Bloomberg R&D Leaders ETF (RND)
First Trust New Constructs Core Earnings Leaders ETF (FTCE)

Table of Contents
First Trust Exchange-Traded Fund VI
Annual Financial Statements and Other Information
March 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.4%
995	Lockheed Martin Corp.	$444,476
	Air Freight & Logistics — 1.9%
3,148	United Parcel Service, Inc., Class B	346,249
	Building Products — 1.5%
3,502	Johnson Controls International PLC	280,545
	Capital Markets — 3.8%
206	Blackrock, Inc.	194,975
781	Blackstone, Inc.	109,168
1,491	CME Group, Inc.	395,547
		699,690
	Chemicals — 6.4%
10,433	CF Industries Holdings, Inc.	815,339
313	Linde PLC	145,745
590	Sherwin-Williams (The) Co.	206,022
		1,167,106
	Consumer Finance — 2.4%
2,581	Discover Financial Services	440,577
	Consumer Staples Distribution & Retail — 1.2%
2,579	Walmart, Inc.	226,410
	Electrical Equipment — 1.2%
779	Eaton Corp. PLC	211,756
	Electronic Equipment, Instruments & Components — 2.8%
3,668	TE Connectivity PLC	518,362
	Energy Equipment & Services — 2.8%
11,973	Schlumberger N.V.	500,471
	Financial Services — 4.4%
138	Berkshire Hathaway, Inc., Class B (a)	73,496
1,271	Fiserv, Inc. (a)	280,675
283	Mastercard, Inc., Class A	155,118
816	Visa, Inc., Class A	285,975
		795,264
	Ground Transportation — 3.7%
11,276	CSX Corp.	331,853
1,443	Union Pacific Corp.	340,894
		672,747
	Health Care Equipment & Supplies — 1.3%
1,847	Abbott Laboratories	245,005
Shares	Description	Value

	Health Care Providers & Services — 7.0%
2,340	Cigna Group (The)	$769,860
764	McKesson Corp.	514,164
		1,284,024
	Hotels, Restaurants & Leisure — 1.4%
827	McDonald’s Corp.	258,330
	Household Products — 6.7%
3,726	Colgate-Palmolive Co.	349,126
4,206	Kimberly-Clark Corp.	598,177
1,625	Procter & Gamble (The) Co.	276,933
		1,224,236
	Insurance — 12.2%
4,127	Aflac, Inc.	458,881
4,862	Hartford Insurance Group (The), Inc.	601,575
779	Marsh & McLennan Cos., Inc.	190,100
11,500	Principal Financial Group, Inc.	970,255
		2,220,811
	Interactive Media & Services — 1.6%
868	Alphabet, Inc., Class A	134,227
266	Meta Platforms, Inc., Class A	153,312
		287,539
	IT Services — 2.4%
428	Accenture PLC, Class A	133,553
1,187	International Business Machines Corp.	295,160
		428,713
	Media — 7.3%
1,873	Charter Communications, Inc., Class A (a)	690,257
17,220	Comcast Corp., Class A	635,418
		1,325,675
	Oil, Gas & Consumable Fuels — 5.2%
5,238	EOG Resources, Inc.	671,721
9,526	Kinder Morgan, Inc.	271,777
		943,498
	Pharmaceuticals — 1.4%
2,927	Merck & Co., Inc.	262,728
	Semiconductors & Semiconductor Equipment — 4.0%
1,394	Applied Materials, Inc.	202,297
367	KLA Corp.	249,487
1,808	QUALCOMM, Inc.	277,727
		729,511
See Notes to Financial Statements

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 1.7%
436	Adobe, Inc. (a)	$167,219
354	Microsoft Corp.	132,888
		300,107
	Specialty Retail — 3.1%
1,358	Lowe’s Cos., Inc.	316,726
179	O’Reilly Automotive, Inc. (a)	256,432
		573,158
	Technology Hardware, Storage & Peripherals — 4.4%
918	Apple, Inc.	203,915
21,386	HP, Inc.	592,179
		796,094
	Tobacco — 5.6%
17,024	Altria Group, Inc.	1,021,780
	Total Common Stocks	18,204,862
	(Cost $17,828,132)
MONEY MARKET FUNDS — 0.0%
7,257	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	7,257
	(Cost $7,257)

	Total Investments — 99.8%	18,212,119
	(Cost $17,835,389)
	Net Other Assets and Liabilities — 0.2%	30,477
	Net Assets — 100.0%	$18,242,596

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,204,862	$ 18,204,862	$ —	$ —
Money Market Funds	7,257	7,257	—	—
Total Investments	$18,212,119	$18,212,119	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Biotechnology — 1.4%
632	Exact Sciences Corp. (b)	$27,359
	Health Care Equipment & Supplies — 77.2%
386	Abbott Laboratories	51,203
464	Alcon AG (CHF) (c)	44,027
202	Align Technology, Inc. (b)	32,090
1,227	Baxter International, Inc.	42,000
189	Becton Dickinson & Co.	43,292
376	BioMerieux (EUR) (c)	46,477
515	Boston Scientific Corp. (b)	51,953
617	Carl Zeiss Meditec AG (EUR) (c)	40,785
227	Cochlear Ltd. (AUD) (c)	37,412
347	Coloplast A/S, Class B (DKK) (c)	36,395
420	Cooper (The) Cos., Inc. (b)	35,427
1,157	Demant A/S (DKK) (b) (c)	38,882
648	Dexcom, Inc. (b)	44,252
658	Edwards Lifesciences Corp. (b)	47,692
1,977	Fisher & Paykel Healthcare Corp., Ltd. (NZD) (c)	37,730
493	GE HealthCare Technologies, Inc.	39,790
635	Globus Medical, Inc., Class A (b)	46,482
562	Hologic, Inc. (b)	34,715
294	Hoya Corp. (JPY) (c)	33,180
193	Insulet Corp. (b)	50,684
93	Intuitive Surgical, Inc. (b)	46,060
1,395	Koninklijke Philips N.V. (EUR) (c) (d)	35,514
319	Masimo Corp. (b)	53,145
502	Medtronic PLC	45,110
2,340	Olympus Corp. (JPY) (c)	30,632
221	Penumbra, Inc. (b)	59,098
187	ResMed, Inc.	41,860
777	Siemens Healthineers AG (EUR) (c) (e) (f)	41,919
3,156	Smith & Nephew PLC (GBP) (c)	44,382
121	Sonova Holding AG (CHF) (c)	35,330
197	STERIS PLC	44,650
294	Straumann Holding AG (CHF) (c)	35,593
126	Stryker Corp.	46,903
2,334	Sysmex Corp. (JPY) (c)	44,556
190	Teleflex, Inc.	26,256
2,260	Terumo Corp. (JPY) (c)	42,524
433	Zimmer Biomet Holdings, Inc.	49,007
		1,557,007
Shares	Description	Value

	Health Care Providers & Services — 1.5%
1,495	Amplifon S.p.A. (EUR) (c)	$30,350
	Life Sciences Tools & Services — 19.6%
312	Agilent Technologies, Inc.	36,498
133	Bio-Rad Laboratories, Inc., Class A (b)	32,393
166	Danaher Corp.	34,030
31	Mettler-Toledo International, Inc. (b)	36,608
369	Revvity, Inc.	39,040
218	Sartorius Stedim Biotech (EUR) (c)	43,190
75	Thermo Fisher Scientific, Inc.	37,320
125	Waters Corp. (b)	46,071
152	West Pharmaceutical Services, Inc.	34,030
6,185	WuXi AppTec Co., Ltd., Class H (HKD) (c) (e) (f)	55,234
		394,414
	Total Common Stocks	2,009,130
	(Cost $2,335,116)
MONEY MARKET FUNDS — 0.2%
3,700	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (g)	3,700
	(Cost $3,700)

	Total Investments — 99.9%	2,012,830
	(Cost $2,338,816)
	Net Other Assets and Liabilities — 0.1%	2,979
	Net Assets — 100.0%	$2,015,809

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2025, securities noted
as such are valued at $754,112 or 37.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

See Notes to Financial Statements

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
March 31, 2025
(d)	Non-income producing security which makes payment-in- kind distributions.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	62.6%
EUR	11.8
JPY	7.5
CHF	5.7
DKK	3.7
HKD	2.7
GBP	2.2
NZD	1.9
AUD	1.9
Total	100.0%

Country Allocation†	% of Net Assets
United States	58.0%
Japan	7.5
Switzerland	5.7
Ireland	4.5
France	4.4
Germany	4.1
Denmark	3.7
China	2.7
United Kingdom	2.2
New Zealand	1.9
Australia	1.9
Netherlands	1.8
Italy	1.5
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:*
Biotechnology	$ 27,359	$ 27,359	$ —	$ —
Health Care Equipment & Supplies	1,557,007	931,669	625,338	—
Health Care Providers & Services	30,350	—	30,350	—
Life Sciences Tools & Services	394,414	295,990	98,424	—
Money Market Funds	3,700	3,700	—	—
Total Investments	$2,012,830	$1,258,718	$754,112	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.1%
275	Boeing (The) Co. (a)	$46,901
	Automobiles — 2.8%
246	Tesla, Inc. (a)	63,753
	Biotechnology — 5.5%
468	Gilead Sciences, Inc.	52,439
40	Regeneron Pharmaceuticals, Inc.	25,369
97	Vertex Pharmaceuticals, Inc. (a)	47,028
		124,836
	Broadline Retail — 7.7%
906	Amazon.com, Inc. (a)	172,376
	Building Products — 0.9%
315	Carrier Global Corp.	19,971
	Capital Markets — 0.7%
29	MSCI, Inc.	16,400
	Communications Equipment — 1.9%
112	Arista Networks, Inc. (a)	8,678
413	Cisco Systems, Inc.	25,486
19	Motorola Solutions, Inc.	8,318
		42,482
	Electrical Equipment — 1.8%
150	Eaton Corp. PLC	40,775
	Electronic Equipment, Instruments & Components — 0.7%
114	TE Connectivity PLC	16,111
	Entertainment — 4.6%
112	Netflix, Inc. (a)	104,443
	Ground Transportation — 2.5%
761	Uber Technologies, Inc. (a)	55,447
	Health Care Equipment & Supplies — 5.4%
553	Boston Scientific Corp. (a)	55,787
134	Intuitive Surgical, Inc. (a)	66,366
		122,153
	Hotels, Restaurants & Leisure — 3.5%
12	Booking Holdings, Inc.	55,283
124	DoorDash, Inc., Class A (a)	22,663
		77,946
	Interactive Media & Services — 11.6%
1,050	Alphabet, Inc., Class A	162,372
170	Meta Platforms, Inc., Class A	97,981
		260,353
Shares	Description	Value

	Machinery — 5.3%
180	Caterpillar, Inc.	$59,364
51	Cummins, Inc.	15,986
95	Deere & Co.	44,588
		119,938
	Media — 0.4%
168	Trade Desk (The), Inc., Class A (a)	9,193
	Personal Care Products — 0.8%
720	Kenvue, Inc.	17,266
	Pharmaceuticals — 5.9%
129	Eli Lilly & Co.	106,542
157	Zoetis, Inc.	25,850
		132,392
	Semiconductors & Semiconductor Equipment — 14.0%
184	Advanced Micro Devices, Inc. (a)	18,904
94	Applied Materials, Inc.	13,641
429	Broadcom, Inc.	71,827
146	Lam Research Corp.	10,614
98	Marvell Technology, Inc.	6,034
126	Micron Technology, Inc.	10,948
1,481	NVIDIA Corp.	160,511
28	NXP Semiconductors N.V.	5,322
104	Texas Instruments, Inc.	18,689
		316,490
	Software — 14.0%
50	Adobe, Inc. (a)	19,177
24	Autodesk, Inc. (a)	6,283
31	Cadence Design Systems, Inc. (a)	7,884
26	CrowdStrike Holdings, Inc., Class A (a)	9,167
72	Fortinet, Inc. (a)	6,931
31	Intuit, Inc.	19,034
472	Microsoft Corp.	177,184
185	Oracle Corp.	25,865
74	Palo Alto Networks, Inc. (a)	12,627
23	ServiceNow, Inc. (a)	18,311
17	Synopsys, Inc. (a)	7,290
24	Workday, Inc., Class A (a)	5,605
		315,358
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 7.8%
794	Apple, Inc.	$176,371

	Total Investments — 99.9%	2,250,955
	(Cost $2,498,284)
	Net Other Assets and Liabilities — 0.1%	2,995
	Net Assets — 100.0%	$2,253,950

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,250,955	$ 2,250,955	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments
March 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 1.2%
838	L3Harris Technologies, Inc.	$175,402
240	TransDigm Group, Inc.	331,989
		507,391
	Air Freight & Logistics — 0.6%
993	FedEx Corp.	242,074
	Automobiles — 6.7%
179,108	Ford Motor Co.	1,796,453
89,679	Stellantis N.V.	1,005,302
		2,801,755
	Banks — 1.3%
5,413	Citigroup, Inc.	384,269
3,901	Truist Financial Corp.	160,526
		544,795
	Beverages — 2.0%
10,303	Coca-Cola (The) Co.	737,901
469	Constellation Brands, Inc., Class A	86,071
		823,972
	Biotechnology — 2.5%
2,824	AbbVie, Inc.	591,684
205	Alnylam Pharmaceuticals, Inc. (a)	55,354
1,991	Gilead Sciences, Inc.	223,092
412	Vertex Pharmaceuticals, Inc. (a)	199,746
		1,069,876
	Building Products — 1.4%
2,950	Johnson Controls International PLC	236,325
994	Trane Technologies PLC	334,898
		571,223
	Capital Markets — 5.1%
4,493	Charles Schwab (The) Corp.	351,712
922	Goldman Sachs Group (The), Inc.	503,679
1,672	Intercontinental Exchange, Inc.	288,420
449	Moody’s Corp.	209,095
1,370	Nasdaq, Inc.	103,928
2,138	Robinhood Markets, Inc., Class A (a)	88,984
931	S&P Global, Inc.	473,041
826	State Street Corp.	73,952
637	T. Rowe Price Group, Inc.	58,521
		2,151,332
	Chemicals — 1.6%
4,746	Corteva, Inc.	298,666
Shares	Description	Value

	Chemicals (Continued)
2,565	DuPont de Nemours, Inc.	$191,554
1,603	PPG Industries, Inc.	175,288
		665,508
	Communications Equipment — 1.0%
979	Motorola Solutions, Inc.	428,616
	Diversified Telecommunication Services — 5.8%
45,942	AT&T, Inc.	1,299,240
25,089	Verizon Communications, Inc.	1,138,037
		2,437,277
	Electric Utilities — 0.3%
2,374	Edison International	139,876
	Electrical Equipment — 0.3%
1,622	Vertiv Holdings Co., Class A	117,108
	Electronic Equipment, Instruments & Components — 0.8%
4,572	Corning, Inc.	209,306
764	Keysight Technologies, Inc. (a)	114,424
		323,730
	Energy Equipment & Services — 0.6%
5,922	Schlumberger N.V.	247,540
	Entertainment — 4.4%
818	Spotify Technology S.A. (a)	449,925
1,097	Take-Two Interactive Software, Inc. (a)	227,353
11,765	Walt Disney (The) Co.	1,161,205
		1,838,483
	Financial Services — 4.9%
1,614	Block, Inc. (a)	87,688
1,658	Fiserv, Inc. (a)	366,136
741	Global Payments, Inc.	72,559
2,406	Mastercard, Inc., Class A	1,318,777
2,927	PayPal Holdings, Inc. (a)	190,987
		2,036,147
	Food Products — 0.4%
427	Hershey (The) Co.	73,030
2,543	Kraft Heinz (The) Co.	77,383
		150,413
	Ground Transportation — 1.5%
2,640	Union Pacific Corp.	623,674
	Health Care Equipment & Supplies — 0.8%
462	Becton Dickinson & Co.	105,825
2,352	Boston Scientific Corp. (a)	237,270
		343,095
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services — 2.3%
384	Cardinal Health, Inc.	$52,903
446	Cigna Group (The)	146,734
1,473	UnitedHealth Group, Inc.	771,484
		971,121
	Hotels, Restaurants & Leisure — 5.8%
2,130	DoorDash, Inc., Class A (a)	389,300
12,914	Yum! Brands, Inc.	2,032,147
		2,421,447
	Household Products — 3.0%
719	Church & Dwight Co., Inc.	79,155
6,925	Procter & Gamble (The) Co.	1,180,158
		1,259,313
	Independent Power and Renewable Electricity Producers — 0.6%
2,092	Vistra Corp.	245,684
	Industrial Conglomerates — 1.5%
2,881	Honeywell International, Inc.	610,052
	Insurance — 2.6%
1,882	American International Group, Inc.	163,621
613	Aon PLC, Class A	244,642
636	Arthur J. Gallagher & Co.	219,573
1,438	Marsh & McLennan Cos., Inc.	350,915
297	Willis Towers Watson PLC	100,371
		1,079,122
	IT Services — 3.2%
5,407	International Business Machines Corp.	1,344,505
	Machinery — 1.2%
605	Cummins, Inc.	189,631
1,785	Ingersoll Rand, Inc.	142,854
1,774	Otis Worldwide Corp.	183,077
		515,562
	Metals & Mining — 0.9%
7,871	Newmont Corp.	380,012
	Multi-Utilities — 1.2%
2,121	Consolidated Edison, Inc.	234,562
5,146	Dominion Energy, Inc.	288,536
		523,098
	Oil, Gas & Consumable Fuels — 3.2%
7,190	Chevron Corp.	1,202,815
2,765	Occidental Petroleum Corp.	136,481
		1,339,296
Shares	Description	Value

	Personal Care Products — 0.3%
5,636	Kenvue, Inc.	$135,151
	Pharmaceuticals — 5.5%
3,242	Bristol-Myers Squibb Co.	197,730
1,361	Eli Lilly & Co.	1,124,064
3,843	Johnson & Johnson	637,323
8,995	Pfizer, Inc.	227,933
665	Zoetis, Inc.	109,492
		2,296,542
	Professional Services — 0.4%
336	Broadridge Financial Solutions, Inc.	81,466
362	Equifax, Inc.	88,169
		169,635
	Real Estate Management & Development — 0.5%
848	CBRE Group, Inc., Class A (a)	110,901
1,146	CoStar Group, Inc. (a)	90,798
		201,699
	Retail REITs — 0.3%
2,452	Realty Income Corp.	142,241
	Semiconductors & Semiconductor Equipment — 11.0%
8,175	Broadcom, Inc.	1,368,740
25,183	Intel Corp.	571,906
788	KLA Corp.	535,683
5,086	Marvell Technology, Inc.	313,145
14,114	NVIDIA Corp.	1,529,675
1,437	NXP Semiconductors N.V.	273,116
		4,592,265
	Software — 7.2%
2,588	Adobe, Inc. (a)	992,575
512	ANSYS, Inc. (a)	162,079
937	Atlassian Corp., Class A (a)	198,841
1,078	MicroStrategy, Inc., Class A (a)	310,755
9,537	Oracle Corp.	1,333,368
		2,997,618
	Specialized REITs — 1.7%
1,318	American Tower Corp.	286,797
1,228	Crown Castle, Inc.	127,994
593	Extra Space Storage, Inc.	88,054
824	Iron Mountain, Inc.	70,897
447	Public Storage	133,783
		707,525
See Notes to Financial Statements

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
March 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 4.4%
7,569	Apple, Inc.	$1,681,302
5,594	HP, Inc.	154,898
		1,836,200

	Total Investments — 100.0%	41,831,973
	(Cost $42,874,214)
	Net Other Assets and Liabilities — 0.0%	12,973
	Net Assets — 100.0%	$41,844,946

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,831,973	$ 41,831,973	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2025

	First Trust Bloomberg Shareholder Yield ETF (SHRY)	First Trust Indxx Medical Devices ETF (MDEV)	First Trust Bloomberg R&D Leaders ETF (RND)	First Trust New Constructs Core Earnings Leaders ETF (FTCE)
ASSETS:
Investments, at value	$18,212,119	$2,012,830	$2,250,955	$41,831,973
Cash	—	5	3,924	19,252
Foreign currency, at value	—	294	—	—
Receivables:
Dividends	39,718	2,684	262	15,364
Reclaims	36	1,216	—	—
Total Assets	18,251,873	2,017,029	2,255,141	41,866,589

LIABILITIES:
Investment advisory fees payable	9,277	1,220	1,191	21,643
Total Liabilities	9,277	1,220	1,191	21,643
NET ASSETS	$18,242,596	$2,015,809	$2,253,950	$41,844,946

NET ASSETS consist of:
Paid-in capital	$20,848,522	$2,818,178	$2,573,581	$42,807,677
Par value	4,500	1,000	1,000	21,000
Accumulated distributable earnings (loss)	(2,610,426)	(803,369)	(320,631)	(983,731)
NET ASSETS	$18,242,596	$2,015,809	$2,253,950	$41,844,946
NET ASSET VALUE, per share	$40.54	$20.16	$22.54	$19.93
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	450,002	100,002	100,002	2,100,002
Investments, at cost	$17,835,389	$2,338,816	$2,498,284	$42,874,214
Foreign currency, at cost (proceeds)	$—	$295	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended March 31, 2025

	First Trust Bloomberg Shareholder Yield ETF (SHRY)	First Trust Indxx Medical Devices ETF (MDEV)	First Trust Bloomberg R&D Leaders ETF (RND) (a)	First Trust New Constructs Core Earnings Leaders ETF (FTCE) (b)
INVESTMENT INCOME:
Dividends	$488,822	$22,894	$12,217	$367,217
Foreign withholding tax	—	(1,398)	(15)	(219)
Total investment income	488,822	21,496	12,202	366,998

EXPENSES:
Investment advisory fees	118,508	21,001	11,655	110,261
Total expenses	118,508	21,001	11,655	110,261
NET INVESTMENT INCOME (LOSS)	370,314	495	547	256,737

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	48,313	(80,251)	(82,242)	45,325
In-kind redemptions	2,055,233	229,182	486,240	13,573
Foreign currency transactions	—	(294)	—	—
Net realized gain (loss)	2,103,546	148,637	403,998	58,898
Net increase from payment by the advisor	—	1,328	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,036,027)	(253,435)	(247,329)	(1,042,241)
Foreign currency translation	—	20	—	—
Net change in unrealized appreciation (depreciation)	(1,036,027)	(253,415)	(247,329)	(1,042,241)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,067,519	(103,450)	156,669	(983,343)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,437,833	$(102,955)	$157,216	$(726,606)

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is October 2, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Bloomberg Shareholder Yield ETF (SHRY)		First Trust Indxx Medical Devices ETF (MDEV)
	Year Ended 3/31/2025	Year Ended 3/31/2024	Year Ended 3/31/2025	Year Ended 3/31/2024
OPERATIONS:
Net investment income (loss)	$370,314	$260,482	$495	$(513)
Net realized gain (loss)	2,103,546	3,007,055	148,637	(223,720)
Net increase from payment by the advisor	—	—	1,328	—
Net change in unrealized appreciation (depreciation)	(1,036,027)	1,220,864	(253,415)	531,212
Net increase (decrease) in net assets resulting from operations	1,437,833	4,488,401	(102,955)	306,979

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(353,966)	(270,246)	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,251,176	15,801,255	—	851,384
Cost of shares redeemed	(18,098,815)	(16,058,555)	(1,079,074)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(3,847,639)	(257,300)	(1,079,074)	851,384
Total increase (decrease) in net assets	(2,763,772)	3,960,855	(1,182,029)	1,158,363

NET ASSETS:
Beginning of period	21,006,368	17,045,513	3,197,838	2,039,475
End of period	$18,242,596	$21,006,368	$2,015,809	$3,197,838

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	550,002	150,002	100,002
Shares sold	350,000	450,000	—	50,000
Shares redeemed	(450,000)	(450,000)	(50,000)	—
Shares outstanding, end of period	450,002	550,002	100,002	150,002

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is October 2, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Bloomberg R&D Leaders ETF (RND)	First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Period Ended 3/31/2025 (a)	Period Ended 3/31/2025 (b)

$547	$256,737
403,998	58,898
—	—
(247,329)	(1,042,241)
157,216	(726,606)

(1,100)	(244,565)

5,663,520	43,847,346
(3,565,686)	(1,031,229)
2,097,834	42,816,117
2,253,950	41,844,946

—	—
$2,253,950	$41,844,946

—	—
250,002	2,150,002
(150,000)	(50,000)
100,002	2,100,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Bloomberg Shareholder Yield ETF (SHRY)

	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.19	$30.99	$33.35	$30.22	$18.85
Income from investment operations:
Net investment income (loss)	0.75 (a)	0.47 (a)	0.49	0.38	0.34
Net realized and unrealized gain (loss)	2.32	7.23	(2.38)	3.13	11.39
Total from investment operations	3.07	7.70	(1.89)	3.51	11.73
Distributions paid to shareholders from:
Net investment income	(0.72)	(0.50)	(0.47)	(0.38)	(0.36)
Net asset value, end of period	$40.54	$38.19	$30.99	$33.35	$30.22
Total return (b)	8.09%	25.08%	(5.57)%	11.62%	62.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,243	$21,006	$17,046	$21,678	$25,689
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.87%	1.46%	1.60%	1.13%	1.41%
Portfolio turnover rate (c)	153%	107% (d)	30%	21%	34%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)	The variation in the portfolio turnover rate is due to the Fund’s underlying index reconstitution which resulted in a complete change of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Medical Devices ETF (MDEV)

	Year Ended March 31,			Period Ended 3/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$21.32	$20.39	$22.42	$25.17
Income from investment operations:
Net investment income (loss)	0.00 (b) (c)	(0.00) (b) (c)	0.01	(0.46)
Net realized and unrealized gain (loss)	(1.16) (d)	0.93	(2.04)	(2.29)
Total from investment operations	(1.16)	0.93	(2.03)	(2.75)
Net asset value, end of period	$20.16	$21.32	$20.39	$22.42
Total return (e)	(5.44)% (d)	4.56%	(9.05)%	(10.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,016	$3,198	$2,039	$2,242
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70% (f)
Ratio of net investment income (loss) to average net assets	0.02%	(0.02)%	0.04%	(0.36)% (f)
Portfolio turnover rate (g)	20%	17%	22%	13%

(a)	Inception date is June 22, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount represents less than $0.01.
(c)	Based on average shares outstanding.
(d)	The Fund received a payment from the advisor in the amount of $1,328, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Bloomberg R&D Leaders ETF (RND)

Period Ended 3/31/2025 (a)

Net asset value, beginning of period	$19.62
Income from investment operations:
Net investment income (loss) (b)	0.01
Net realized and unrealized gain (loss)	2.92
Total from investment operations	2.93
Distributions paid to shareholders from:
Net investment income	(0.01)
Net asset value, end of period	$22.54
Total return (c)	14.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,254
Ratio of total expenses to average net assets	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.03% (d)
Portfolio turnover rate (e)	41%

(a)	Inception date is April 30, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust New Constructs Core Earnings Leaders ETF (FTCE)

Period Ended 3/31/2025 (a)

Net asset value, beginning of period	$20.03
Income from investment operations:
Net investment income (loss) (b)	0.14
Net realized and unrealized gain (loss)	(0.12)
Total from investment operations	0.02
Distributions paid to shareholders from:
Net investment income	(0.08)
Net realized gain	(0.04)
Total distributions	(0.12)
Net asset value, end of period	$19.93
Total return (c)	0.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,845
Ratio of total expenses to average net assets	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.40% (d)
Portfolio turnover rate (e)	46%

(a)	Inception date is October 2, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2025

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Bloomberg Shareholder Yield ETF – ((Nasdaq, Inc. (“Nasdaq”) ticker “SHRY”)
First Trust Indxx Medical Devices ETF – (CBOE BZX Exchange, Inc. ticker “MDEV”)
First Trust Bloomberg R&D Leaders ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “RND”)(1)
First Trust New Constructs Core Earnings Leaders ETF – (NYSE Arca ticker “FTCE”)(2)

(1)	Commenced investment operations on April 30, 2024.
(2)	Commenced investment operations on October 2, 2024.
Each of RND and FTCE operates as a non-diversified series of the Trust. Each of SHRY and MDEV operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Bloomberg Shareholder Yield ETF	Bloomberg Shareholder Yield Index
First Trust Indxx Medical Devices ETF	Indxx Medical Devices Index
First Trust Bloomberg R&D Leaders ETF	Bloomberg R&D Leaders Select Index
First Trust New Constructs Core Earnings Leaders ETF	Bloomberg New Constructs Core Earnings Leaders Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended March 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Bloomberg Shareholder Yield ETF	$353,966	$—	$—
First Trust Indxx Medical Devices ETF	—	—	—
First Trust Bloomberg R&D Leaders ETF	1,100	—	—
First Trust New Constructs Core Earnings Leaders ETF	244,565	—	—
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Bloomberg Shareholder Yield ETF	$270,246	$—	$—
First Trust Indxx Medical Devices ETF	—	—	—
As of March 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Bloomberg Shareholder Yield ETF	$26,071	$(2,991,233)	$354,736
First Trust Indxx Medical Devices ETF	201	(442,013)	(361,557)
First Trust Bloomberg R&D Leaders ETF	(335)	(25,901)	(294,395)
First Trust New Constructs Core Earnings Leaders ETF	97,425	—	(1,081,156)
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For SHRY and MDEV, taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For RND and FTCE, the taxable period ended 2025 remains open to federal and state audit. As of March 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Bloomberg Shareholder Yield ETF	$2,991,233
First Trust Indxx Medical Devices ETF	442,013
First Trust Bloomberg R&D Leaders ETF	25,901
First Trust New Constructs Core Earnings Leaders ETF	—
During the taxable year ended March 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Bloomberg Shareholder Yield ETF	$72,664
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended March 31, 2025, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Bloomberg R&D Leaders ETF	$335	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended March 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Bloomberg Shareholder Yield ETF	$—	$(2,035,397)	$2,035,397
First Trust Indxx Medical Devices ETF	(294)	(210,213)	210,507
First Trust Bloomberg R&D Leaders ETF	218	(476,965)	476,747
First Trust New Constructs Core Earnings Leaders ETF	—	(12,560)	12,560

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
As of March 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Bloomberg Shareholder Yield ETF	$17,857,383	$1,449,769	$(1,095,033)	$354,736
First Trust Indxx Medical Devices ETF	2,374,405	208,212	(569,787)	(361,575)
First Trust Bloomberg R&D Leaders ETF	2,545,350	50,744	(345,139)	(294,395)
First Trust New Constructs Core Earnings Leaders ETF	42,913,129	1,866,326	(2,947,482)	(1,081,156)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Bloomberg Shareholder Yield ETF	Bloomberg Index Services Limited
First Trust Indxx Medical Devices ETF	Indxx, Inc.
First Trust Bloomberg R&D Leaders ETF	Bloomberg Index Services Limited
First Trust New Constructs Core Earnings Leaders ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
Breakpoints	SHRY	RND	FTCE
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%

Breakpoints	MDEV
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%
During the fiscal year ended March 31, 2025, MDEV received a payment from the Advisor in the amount of $1,328 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal period ended March 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Bloomberg Shareholder Yield ETF	$29,909,790	$29,909,499
First Trust Indxx Medical Devices ETF	596,299	589,904
First Trust Bloomberg R&D Leaders ETF	843,444	827,950
First Trust New Constructs Core Earnings Leaders ETF	16,314,941	16,693,417
For the fiscal period ended March 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Bloomberg Shareholder Yield ETF	$14,232,643	$18,087,217
First Trust Indxx Medical Devices ETF	—	1,081,934
First Trust Bloomberg R&D Leaders ETF	5,646,029	3,567,236
First Trust New Constructs Core Earnings Leaders ETF	43,762,021	565,306

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2025 for MDEV, March 4, 2026 for SHRY, April 26, 2026 for RND and September 27, 2026 for FTCE.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Bloomberg Shareholder Yield ETF, First Trust Indxx Medical Devices ETF, First Trust Bloomberg R&D Leaders ETF, First Trust New Constructs Core Earnings Leaders ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of March 31, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Bloomberg Shareholder Yield ETF	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024, 2023, 2022 and 2021
First Trust Indxx Medical Devices ETF	For the year ended March 31, 2025	For the years ended March 31, 2025 and 2024	For the years ended March 31, 2025, 2024 and 2023, and for the period from June 22, 2021 (commencement of investment operations) through March 31, 2022
First Trust Bloomberg R&D Leaders ETF	For the period from April 30, 2024 (commencement of investment operations) through March 31, 2025
First Trust New Constructs Core Earnings Leaders ETF	For the period from October 2, 2024 (commencement of investment operations) through March 31, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
May 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended March 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal period ended March 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Bloomberg R&D Leaders ETF (the “Fund”), for an initial two-year term at a meeting held on March 11, 2024. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
0.60% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that the Fund will be unique to the First Trust Fund Complex, but will be most similar to two other index ETFs in the First Trust Fund Complex that are managed by the Advisor and employ U.S. equity strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.60% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust S&P 500 Economic Moat Index ETF (subsequently renamed First Trust S&P 500 Economic Moat ETF) (EMOT)
First Trust New Constructs Core Earnings Leaders ETF (FTCE)
The Board approved the Agreement for each Fund for an initial two-year term at a meeting held on June 3, 2024. The Board determined for each Fund that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund’s perspective.
In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of each Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. Because each Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.60% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for EMOT was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio for FTCE was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor’s statement that each Fund will be unique to the First Trust Fund Complex, but will be most similar to certain other index ETFs in the First Trust Fund Complex that are managed by the Advisor and employ U.S. equity strategies and that have unitary fee rate schedules starting at an annual rate of 0.60% of their average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreement, the Board determined that, for each Fund, the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund VI funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $23,784. This figure is comprised of $959 paid (or to be paid) in fixed compensation and $22,825 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $12,468 paid (or to be paid) to senior management of First Trust Advisors L.P. and $11,316 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2025 (Unaudited)
Federal Tax Information
For the taxable period ended March 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Bloomberg Shareholder Yield ETF	100.00%
First Trust Indxx Medical Devices ETF	0.00%
First Trust Bloomberg R&D Leaders ETF	100.00%
First Trust New Constructs Core Earnings Leaders ETF	100.00%
For the taxable period ended March 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Bloomberg Shareholder Yield ETF	100.00%
First Trust Indxx Medical Devices ETF	0.00%
First Trust Bloomberg R&D Leaders ETF	100.00%
First Trust New Constructs Core Earnings Leaders ETF	100.00%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal period ended March 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
First Trust New Constructs Core Earnings Leaders ETF
“Bloomberg®”, Bloomberg Shareholder Yield Index, Bloomberg R&D Leaders Select Index and Bloomberg New Constructs Core Earnings Leaders Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Indxx Medical Devices ETF
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 9, 2025

* Print the name and title of each signing officer under his or her signature.